UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock LifePath® Active Retirement Fund

BlackRock LifePath® Active 2020 Fund

BlackRock LifePath® Active 2025 Fund

BlackRock LifePath® Active 2030 Fund

BlackRock LifePath® Active 2035 Fund

BlackRock LifePath® Active 2040 Fund

BlackRock LifePath® Active 2045 Fund

BlackRock LifePath® Active 2050 Fund

BlackRock LifePath® Active 2055 Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2015

Date of reporting period: 10/31/2015

Item 1 – Report to Stockholders

OCTOBER 31, 2015

ANNUAL REPORT	BLACKROCK®

BlackRock LifePath® Active Funds of BlackRock Funds II

▶   BlackRock LifePath® Active Retirement Fund

▶   BlackRock LifePath® Active 2020 Fund

▶   BlackRock LifePath® Active 2025 Fund

▶   BlackRock LifePath® Active 2030 Fund

▶   BlackRock LifePath® Active 2035 Fund

▶   BlackRock LifePath® Active 2040 Fund

▶   BlackRock LifePath® Active 2045 Fund

▶   BlackRock LifePath® Active 2050 Fund

▶   BlackRock LifePath® Active 2055 Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK FUNDS II	OCTOBER 31, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended October 31, 2015. U.S. economic growth was picking up considerably toward the end of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed”) would eventually be inclined to raise short-term interest rates, while international markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. U.S. Treasury bonds benefited as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated, and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening Chinese demand caused oil prices to slide once again and ignited another steep sell-off in emerging markets. Speculation as to whether the Fed would raise rates at its September meeting further fueled global volatility. Ultimately, the Fed postponed the rate hike, but this brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Stock markets finished the third quarter with the worst performance since 2011. High yield bonds also declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

The period ended with a strong October rally in risk assets. Given the recent scarcity of evidence of global growth, equity markets had become more reliant on central banks to drive performance. Although October brought generally soft economic data and lower growth estimates, global equities powered higher as China’s central bank provided more stimulus, the European Central Bank poised for more easing and soft U.S. data pushed back expectations for a Fed rate hike. Treasury bonds declined in October while all other asset classes benefited from investors’ increased risk appetite.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.77%	5.20%
U.S. small cap equities (Russell 2000® Index)	(4.12)	0.34
International equities (MSCI Europe, Australasia, Far East Index)	(6.44)	(0.07)
Emerging market equities (MSCI Emerging Markets Index)	(17.75)	(14.53)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.02)	3.57
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.10)	1.96
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.58	2.87
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(3.38)	(1.91)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Funds’ Summary as of October 31, 2015	BlackRock LifePath® Active Funds

Investment Objective

The BlackRock LifePath® Active Funds’ (the “Funds”) investment objective is to seek to provide for retirement outcomes based on quantitatively measured risk. In pursuit of this objective, each Fund will be broadly diversified across global asset classes, with asset allocations becoming more conservative over time.

Effective March 31, 2015, the LifePath® Active Portfolios changed their names to the BlackRock LifePath® Active Funds. Please see page 83 of the Notes to Financial Statements.

Portfolio Management Commentary

How did the Funds perform?

•

For the 12-month period ended October 31, 2015, the BlackRock LifePath® Active Retirement Fund underperformed its custom benchmark and its primary benchmark, the Barclays U.S. Aggregate Bond Index. For the same period, the Funds with target dates underperformed their custom benchmarks as well as the Russell 1000® Index. The following discussion of relative performance pertains to each Fund’s respective custom benchmark.

What factors influenced performance?

•

The Funds’ performance was negatively impacted by tactical allocations to equity sectors over the 12-month period. Specifically, an overweight exposure to energy relative to each benchmark at the beginning of the period weighed on performance as the sector retreated, driven by a plunge in oil prices and OPEC’s decision to maintain existing production targets. The sell-off created what appeared to be relatively attractive valuations in the sector, prompting the Funds to reduce their overweight healthcare positions in favor of increased exposure to energy in the fourth quarter of 2014. However, oil prices continued to fall into early 2015, further weighing on performance. Additionally, while broad equity country positioning contributed to performance, an allocation to Indian equities in the second quarter of 2015 detracted from performance due to disappointing corporate earnings and negative investor sentiment. Within fixed income, a long-held tactical underweight to U.S. duration (a measure of interest rate sensitivity) dampened performance given the rally in interest rates over the period.

•

Additional detractors over the 12-month period included select underlying equity managers who exhibited significant negative alpha. In particular, BlackRock Energy & Resources Portfolio, Master Large Cap Growth Portfolio and BlackRock Basic Value Fund, Inc. underperformed their respective benchmarks.

•

At a broad asset allocation level, exposure to developed market equities, which outpaced their emerging market counterparts, supported performance over the period. Specifically, tilts toward Europe and Japan contributed as those markets benefited from loose monetary policy and strengthening economic data. Additionally, relatively defensive positioning amid heightened market volatility toward the end of the period limited the impact of the sell-off in global equities.

•

During the period, the Funds used derivatives in executing their investment strategies. Derivatives have been used as an efficient substitute for taking a position in an underlying fund, to manage the Funds’ duration exposures, and to gain exposure to equity indices in order to express a tactical view on one or more markets. Overall, the use of derivatives added to performance over the period.

Describe recent portfolio activity.

•

During the period, the Funds made tactical changes to U.S. and European equity exposure, and ended the period with an underweight exposure to U.S. equities and an overweight exposure to European equities. Early in the period, a Japanese equity overweight position along with a yen underweight position boosted performance, as further monetary policy easing resulted in substantial yen depreciation and equity market strength. The Funds took profits on the yen underweight exposure following the yen’s sharp decline, while maintaining a long Japanese equity position. Toward the end of the period, the Funds shifted from their longstanding overweight to a neutral position in Japanese equities. Within emerging markets, the Funds removed an overweight exposure in Indian equities following underperformance due to disappointing corporate earnings and negative investor sentiment. With respect to the fixed income allocation, the Funds initiated an overweight exposure to U.K. bonds in the middle of the period, reflecting a deterioration in economic activity and weaker inflationary pressures.

Describe the Funds’ positioning at period end.

•

As of period end, each Fund was relatively neutral in comparison to its custom benchmark with respect to the allocation between equities and fixed-income. Within equities, the Funds continued to be tilted toward developed markets, particularly Europe, where central bank policy has been supportive. In view of a mixed outlook with respect to both economic growth and the monetary policy backdrop, the Funds were slightly underweight U.S. equities. Within fixed income, the Funds were underweight U.S. bonds amid increasing expectations that the Federal Reserve will raise interest rates in 2015. The Funds had an allocation to unconstrained alternative strategies in order to mitigate the impact of market volatility while retaining some upside exposure. Certain Funds had slightly elevated cash positions at period end. The affected Funds were close to fully invested, and the cash balances did not have a material impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	OCTOBER 31, 2015

BlackRock LifePath® Active Funds

Glidepath Evolution

Under normal circumstances, the asset allocation of each BlackRock LifePath® Active Fund (the “LifePath® Active Fund” or “each LifePath® Active Fund”) will change over time according to a “glidepath” as each of the LifePath® Active Funds approaches its respective target date. The glidepath represents the shifting of asset classes over time. Each LifePath® Active Fund’s asset mix becomes more conservative both prior to and after retirement - as time elapses. This reflects the need for reduced investment risks and lower volatility of each LifePath® Active Fund as retirement approaches, which may be a primary source of retirement income. As each LifePath® Active Fund approaches its target date, its asset allocation will shift so that each LifePath® Active Fund invests a greater percentage of its assets in fixed income funds. The asset allocation targets are established by the portfolio managers working with oversight from a committee of BlackRock investment professionals. The investment team, including the portfolio managers and this investment committee, meets regularly to assess market conditions, review the asset allocation targets of each LifePath® Active Fund, and determine whether any changes are required to enable each LifePath® Active Fund to achieve its investment objective.

Although the asset allocation targets listed for the glidepath are general, long-term targets, BlackRock may periodically adjust the proportion of equity and fixed income funds in each LifePath® Active Fund, based on an assessment of the current market conditions, and the potential contribution of each asset class to the expected risk and return characteristics of each LifePath® Active Fund. In general, such adjustments will be limited to +/- 10% relative to the target allocation. BlackRock may determine that a greater degree of variation is warranted to protect each LifePath® Active Fund or achieve each LifePath® Active Fund’s investment objective.

BLACKROCK FUNDS II	OCTOBER 31, 2015	5

BlackRock LifePath® Active Retirement Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2015.”

[3]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[4]

A customized weighted index (the “Retirement Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	37.5%	50.0%	12.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	42.0	46.4	11.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	44.0	44.8	11.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	44.7	44.2	11.1	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	45.8	43.4	10.8	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	46.6	42.7	10.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	48.7	N/A	N/A	22.8%	4.0%	11.6%	1.0%	3.8%	8.1%
5/01/13 to 10/31/13	49.7	N/A	N/A	21.9	4.2	11.4	0.8	3.7	8.3
11/01/13 to 10/31/14	51.3	N/A	N/A	20.7	4.4	10.8	0.4	3.9	8.5
11/01/14 to 10/31/15	51.4	N/A	N/A	20.8	3.8	10.9	0.5	3.8	8.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.18)%	(0.13)%	N/A	6.37%	N/A	4.55%	N/A
Investor A	(3.12)	(0.42)	(5.65)%	6.08	4.95%	4.27	3.61%
Class K	(3.00)	(0.13)	N/A	6.46	N/A	4.64	N/A
Class R	(3.21)	(0.66)	N/A	5.81	N/A	3.98	N/A
Barclays U.S. Aggregate Bond Index	(0.10)	1.96	N/A	3.03	N/A	4.65	N/A
Retirement Custom Benchmark	(1.97)	0.62	N/A	5.93	N/A	3.90	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS II	OCTOBER 31, 2015

BlackRock LifePath® Active 2020 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2020. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2020.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2020 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	30.0%	56.0%	14.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	35.0	52.0	13.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	38.0	49.6	12.4	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	39.1	48.7	12.2	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	40.4	47.7	11.9	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	41.6	46.7	11.7	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	40.1	N/A	N/A	28.6%	3.5%	14.6%	2.9%	3.8%	6.5%
5/01/13 to 10/31/13	41.0	N/A	N/A	27.6	3.7	14.5	2.8	3.8	6.6
11/01/13 to 10/31/14	42.3	N/A	N/A	26.5	3.8	14.2	2.5	3.9	6.8
11/01/14 to 10/31/15	40.6	N/A	N/A	27.3	3.4	15.2	2.9	3.8	6.8

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.15)%	0.11%	N/A	6.93%	N/A	4.55%	N/A
Investor A	(3.17)	(0.13)	(5.37)%	6.64	5.50%	4.26	3.60%
Class K	(3.06)	0.11	N/A	7.02	N/A	4.65	N/A
Class R	(3.39)	(0.45)	N/A	6.36	N/A	3.97	N/A
Russell 1000® Index	0.11	4.86	N/A	14.32	N/A	6.41	N/A
2020 Custom Benchmark	(2.36)	0.56	N/A	6.61	N/A	3.98	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2015	7

BlackRock LifePath® Active 2025 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2025. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2025.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2025 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	22.5%	62.0%	15.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	26.0	59.2	14.8	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	29.0	56.8	14.2	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	31.3	55.0	13.7	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	33.2	53.4	13.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	34.7	52.2	13.1	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	33.0	N/A	N/A	33.4%	3.2%	17.1%	4.4%	3.8%	5.1%
5/01/13 to 10/31/13	33.9	N/A	N/A	32.3	3.2	17.1	4.4	3.8	5.3
11/01/13 to 10/31/14	35.1	N/A	N/A	31.1	3.4	16.9	4.2	3.8	5.5
11/01/14 to 10/31/15	31.7	N/A	N/A	32.7	3.0	18.5	5.2	3.8	5.1

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.38)%	(0.16)%	N/A	7.50%	N/A	4.48%	N/A
Investor A	(3.49)	(0.43)	(5.66)%	7.20	6.05%	4.19	3.54%
Class K	(3.38)	(0.06)	N/A	7.60	N/A	4.58	N/A
Class R	(3.70)	(0.69)	N/A	6.94	N/A	3.90	N/A
Russell 1000® Index	0.11	4.86	N/A	14.32	N/A	6.41	N/A
2025 Custom Benchmark	(2.66)	0.54	N/A	7.23	N/A	3.84	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

8	BLACKROCK FUNDS II	OCTOBER 31, 2015

BlackRock LifePath® Active 2030 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2030. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2030.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2030 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	15.0%	68.0%	17.0%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	7.0	74.4	18.6	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 1/02/09	16.0	67.2	16.8	N/A	N/A	N/A	N/A	N/A	N/A
1/03/09 to 1/05/10	20.1	63.9	16.0	N/A	N/A	N/A	N/A	N/A	N/A
1/06/10 to 4/30/11	22.9	61.7	15.4	N/A	N/A	N/A	N/A	N/A	N/A
5/01/11 to 11/26/12	25.1	59.9	15.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	26.9	N/A	N/A	37.5%	2.8%	19.3%	5.7%	3.9%	3.9%
5/01/13 to 10/31/13	27.8	N/A	N/A	36.3	2.9	19.3	5.8	3.8	4.1
11/01/13 to 10/31/14	28.9	N/A	N/A	35.2	3.0	19.2	5.7	3.8	4.2
11/01/14 to 10/31/15	23.0	N/A	N/A	38.0	2.6	21.7	7.3	3.9	3.5

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.51)%	0.07%	N/A	7.78%	N/A	4.21%	N/A
Investor A	(3.64)	(0.19)	(5.43)%	7.45	6.30%	3.89	3.23%
Class K	(3.60)	0.07	N/A	7.87	N/A	4.31	N/A
Class R	(3.84)	(0.56)	N/A	7.17	N/A	3.61	N/A
Russell 1000® Index	0.11	4.86	N/A	14.32	N/A	6.41	N/A
2030 Custom Benchmark	(2.96)	0.50	N/A	7.81	N/A	3.36	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2015	9

BlackRock LifePath® Active 2035 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2035. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2035.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2035 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 6/11/07	7.5%	74.0%	18.5%	N/A	N/A	N/A	N/A	N/A	N/A
6/12/07 to 1/03/08	N/A	80.0	20.0	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	21.5	N/A	N/A	41.2%	2.6%	21.2%	6.8%	3.9%	2.8%
5/01/13 to 10/31/13	22.3	N/A	N/A	40.0	2.6	21.3	7.0	3.9	2.9
11/01/13 to 10/31/14	23.5	N/A	N/A	38.7	2.6	21.3	7.0	3.8	3.1
11/01/14 to 10/31/15	14.9	N/A	N/A	42.8	2.2	24.7	9.4	3.9	2.1

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2015
		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.94)%	(0.77)%	N/A	7.87%	N/A	3.76%	N/A
Investor A	(4.06)	(1.05)	(6.24)%	7.54	6.38%	3.46	2.81%
Class K	(3.94)	(0.80)	N/A	7.95	N/A	3.85	N/A
Class R	(4.19)	(1.28)	N/A	7.28	N/A	3.17	N/A
Russell 1000® Index	0.11	4.86	N/A	14.32	N/A	6.41	N/A
2035 Custom Benchmark	(3.24)	0.45	N/A	8.33	N/A	3.39	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

10	BLACKROCK FUNDS II	OCTOBER 31, 2015

BlackRock LifePath® Active 2040 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2040. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2040.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2040 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	16.6	N/A	N/A	44.6%	2.3%	23.0%	7.9%	3.9%	1.7%
5/01/13 to 10/31/13	17.5	N/A	N/A	43.3	2.2	23.1	8.2	3.9	1.8
11/01/13 to 10/31/14	18.6	N/A	N/A	42.0	2.3	23.2	8.2	3.8	1.9
11/01/14 to 10/31/15	7.9	N/A	N/A	46.4	2.1	27.3	11.4	4.0	0.9

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2015

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(4.13)%	(0.61)%	N/A	8.22%	N/A	4.15%	N/A
Investor A	(4.27)	(0.87)	(6.07)%	7.89	6.73%	3.80	3.14%
Class K	(4.13)	(0.51)	N/A	8.32	N/A	4.25	N/A
Class R	(4.37)	(1.09)	N/A	7.64	N/A	3.55	N/A
Russell 1000® Index	0.11	4.86	N/A	14.32	N/A	6.41	N/A
2040 Custom Benchmark	(3.53)	0.37	N/A	8.70	N/A	3.62	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2015	11

BlackRock LifePath® Active 2045 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2045. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2045.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2045 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	12.7	N/A	N/A	47.8%	2.0%	24.7%	8.9%	3.9%
5/01/13 to 10/31/13	13.7	N/A	N/A	46.4	2.0	24.8	9.2	3.9
11/01/13 to 10/31/14	15.0	N/A	N/A	44.9	2.0	25.0	9.3	3.8
11/01/14 to 10/31/15	4.1	N/A	N/A	48.0	2.1	28.8	12.8	4.2

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2015

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(4.30)%	(0.59)%	N/A	8.59%	N/A	4.37%	N/A
Investor A	(4.44)	(0.84)	(6.05)%	8.26	7.10%	4.00	3.35%
Class K	(4.29)	(0.57)	N/A	8.69	N/A	4.47	N/A
Class R	(4.57)	(1.11)	N/A	7.97	N/A	3.74	N/A
Russell 1000® Index	0.11	4.86	N/A	14.32	N/A	6.41	N/A
2045 Custom Benchmark	(3.69)	0.34	N/A	9.04	N/A	3.82	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

12	BLACKROCK FUNDS II	OCTOBER 31, 2015

BlackRock LifePath® Active 2050 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2050. Prior to November 27, 2012, the Fund followed a different glidepath under the name “BlackRock Prepared Portfolio 2050.”

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2050 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 3000® Index	MSCI EAFE Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index
4/20/07 to 1/03/08	N/A	80.0%	20.0%	N/A	N/A	N/A	N/A	N/A
1/04/08 to 11/26/12	10.0%	72.0	18.0	N/A	N/A	N/A	N/A	N/A
11/27/12 to 4/30/13	7.4	N/A	N/A	50.7%	1.9%	26.2%	9.8%	4.0%
5/01/13 to 10/31/13	8.5	N/A	N/A	49.2	1.7	26.4	10.2	4.0
11/01/13 to 10/31/14	9.8	N/A	N/A	47.7	1.7	26.6	10.4	3.8
11/01/14 to 10/31/15	2.6	N/A	N/A	48.8	2.0	29.3	13.1	4.2

See “About Fund Performance” on page 20 for descriptions of the indexes.

Performance Summary for the Period Ended October 31, 2015

		Average Annual Total Returns[6]
		1 Year		5 Years		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(4.10)%	(0.54)%	N/A	8.73%	N/A	3.92%	N/A
Investor A	(4.24)	(0.79)	(6.00)%	8.38	7.22%	3.57	2.91%
Class K	(4.09)	(0.44)	N/A	8.83	N/A	4.02	N/A
Class R	(4.34)	(0.98)	N/A	8.14	N/A	3.33	N/A
Russell 1000® Index	0.11	4.86	N/A	14.32	N/A	6.41	N/A
2050 Custom Benchmark	(3.72)	0.38	N/A	9.35	N/A	3.99	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on April 20, 2007.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	OCTOBER 31, 2015	13

BlackRock LifePath® Active 2055 Fund

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees, if any. Institutional Shares do not have a sales charge. See “About Fund Performance” on page 20 for more information about the performance of Institutional Shares.

[2]

The Fund, which is a fund of funds, normally invests its assets in underlying funds according to an asset allocation strategy designed for investors planning to retire or begin withdrawing assets around the year 2055.

[3]

The index measures the performance of the large cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market capitalization and current index membership. The index represents approximately 92% of the total market capitalization of the Russell 3000® Index.

[4]

A customized weighted index (the “2055 Custom Benchmark”), comprised of the indexes indicated below, and reflecting the investment advisor’s changes of the benchmarks’ weightings over time. The investment advisor adjusts the weightings of these indexes periodically with its evaluation and adjustment of the Fund’s asset allocation strategy. Effective with the restructuring on November 27, 2012, the weightings are presented annually but are adjusted quarterly.

[5]	Commencement of operations.

Period	Barclays U.S. Aggregate Bond Index	Russell 1000® Index	Russell 2000® Index	MSCI ACWI ex-U.S. IMI Index	FTSE EPRA/NAREIT Developed Real Estate Index	Bloomberg Commodity Index
2/28/12 to 4/30/13	2.5%	52.5%	1.8%	27.8%	11.2%	4.2%
5/01/13 to 10/31/13	3.3	51.3	1.7	27.9	11.6	4.2
11/01/13 to 10/31/14	4.5	49.6	1.7	28.3	11.9	4.0
11/01/14 to 10/31/15	1.7	49.2	2.0	29.6	13.3	4.2

See “About Fund Performance” on page 20 for a description of the Custom Benchmark.

Performance Summary for the Period Ended October 31, 2015

		Average Annual Total Returns[6]
		1 Year		Since Inception[7]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.98)%	(0.31)%	N/A	8.59%	N/A
Investor A	(4.08)	(0.49)	(5.72)%	8.33	6.16%
Class K	(3.98)	(0.20)	N/A	8.70	N/A
Class R	(4.27)	(0.76)	N/A	8.05	N/A
Russell 1000® Index	0.11	4.86	N/A	14.80	N/A
2055 Custom Benchmark	(3.72)	0.41	N/A	8.36	N/A

[6]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 20 for a detailed description of share classes, including any related sales charges and fees.

[7]	The Fund commenced operations on February 28, 2013.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

14	BLACKROCK FUNDS II	OCTOBER 31, 2015

BlackRock LifePath® Active Retirement Fund

Portfolio Composition	Percent of Affiliated Investment Companies

Fixed Income Funds	53%
Equity Funds	40
Short-Term Securities	7

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	32%
BlackRock International Opportunities Portfolio, Institutional Class	10
BlackRock Inflation Protected Bond Portfolio, Class K	8
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	7
BlackRock Global Long/Short Credit Fund, Institutional Class	6
BlackRock Liquidity Series, LLC, Money Market Series	5
iShares Russell 2000 ETF	4
BlackRock Global Long/Short Equity Fund, Institutional Class	4
Master Large Cap Growth Portfolio	3
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	3

BlackRock LifePath® Active 2020 Fund

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	51%
Fixed Income Funds	38
Short-Term Securities	11

Ten Largest Holdings	Percent of Affiliated Investment Companies

Master Total Return Portfolio	24%
BlackRock International Opportunities Portfolio, Institutional Class	14
BlackRock Liquidity Funds, TempFund, Institutional Class	7
BlackRock Inflation Protected Bond Portfolio, Class K	6
Master Large Cap Growth Portfolio	5
BlackRock Basic Value Fund, Inc., Class K	5
BlackRock Liquidity Series, LLC, Money Market Series	4
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4
BlackRock Global Long/Short Credit Fund, Institutional Class	4
BlackRock Global Long/Short Equity Fund, Institutional Class	4

The Funds’ allocations and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2015	15

BlackRock LifePath® Active 2025 Fund

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	64%
Fixed Income Funds	29
Short-Term Securities	7

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock International Opportunities Portfolio, Institutional Class	18%
Master Total Return Portfolio	17
Master Large Cap Growth Portfolio	8
BlackRock Basic Value Fund, Inc., Class K	7
BlackRock Inflation Protected Bond Portfolio, Class K	5
BlackRock Global Long/Short Equity Fund, Institutional Class	4
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	4
BlackRock Equity Dividend Fund, Institutional Class	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	4
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	4

BlackRock LifePath® Active 2030 Fund

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	74%
Fixed Income Funds	21
Short-Term Securities	5

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock International Opportunities Portfolio, Institutional Class	21%
Master Total Return Portfolio	11
Master Large Cap Growth Portfolio	10
BlackRock Basic Value Fund, Inc., Class K	9
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	5
BlackRock Equity Dividend Fund, Institutional Class	5
iShares International Developed Real Estate ETF	5
BlackRock Global Long/Short Equity Fund, Institutional Class	4
iShares U.S. Real Estate ETF	4
BlackRock Liquidity Series, LLC, Money Market Series	4

The Funds’ allocations and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

16	BLACKROCK FUNDS II	OCTOBER 31, 2015

BlackRock LifePath® Active 2035 Fund

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	85%
Fixed Income Funds	11
Short-Term Securities	4

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock International Opportunities Portfolio, Institutional Class	24%
Master Large Cap Growth Portfolio	12
BlackRock Basic Value Fund, Inc., Class K	11
iShares International Developed Real Estate ETF	5
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	5
iShares U.S. Real Estate ETF	5
BlackRock Equity Dividend Fund, Institutional Class	5
Master Total Return Portfolio	5
BlackRock Global Long/Short Equity Fund, Institutional Class	4
BlackRock Liquidity Series, LLC, Money Market Series	4

BlackRock LifePath® Active 2040 Fund

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	93%
Fixed Income Funds	4
Short-Term Securities	3

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock International Opportunities Portfolio, Institutional Class	26%
Master Large Cap Growth Portfolio	12
BlackRock Basic Value Fund, Inc., Class K	12
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8
BlackRock Equity Dividend Fund, Institutional Class	7
iShares International Developed Real Estate ETF	7
iShares U.S. Real Estate ETF	6
BlackRock Global Long/Short Equity Fund, Institutional Class	4
BlackRock Commodity Strategies Fund, Institutional Class	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	3

The Funds’ allocations and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2015	17

BlackRock LifePath® Active 2045 Fund

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	93%
Short-Term Securities	7

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock International Opportunities Portfolio, Institutional Class	26%
Master Large Cap Growth Portfolio	12
BlackRock Basic Value Fund, Inc., Class K	11
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
iShares U.S. Real Estate ETF	7
iShares International Developed Real Estate ETF	7
BlackRock Equity Dividend Fund, Institutional Class	7
BlackRock Global Long/Short Equity Fund, Institutional Class	4
BlackRock Liquidity Series, LLC, Money Market Series	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	4

BlackRock LifePath® Active 2050 Fund

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	94%
Short-Term Securities	6

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock International Opportunities Portfolio, Institutional Class	27%
BlackRock Basic Value Fund, Inc., Class K	11
Master Large Cap Growth Portfolio	11
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8
BlackRock Equity Dividend Fund, Institutional Class	7
iShares U.S. Real Estate ETF	7
iShares International Developed Real Estate ETF	7
BlackRock Global Long/Short Equity Fund, Institutional Class	4
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	4
BlackRock Liquidity Series, LLC, Money Market Series	4

The Funds’ allocations and holdings listed above are current as of the report date. However, the Funds are regularly monitored and their composition may vary throughout various periods.

18	BLACKROCK FUNDS II	OCTOBER 31, 2015

BlackRock LifePath® Active 2055 Fund

Portfolio Composition	Percent of Affiliated Investment Companies

Equity Funds	86%
Short-Term Securities	14

Ten Largest Holdings	Percent of Affiliated Investment Companies

BlackRock International Opportunities Portfolio, Institutional Class	24%
BlackRock Liquidity Funds, TempFund, Institutional Class	10
BlackRock Basic Value Fund, Inc., Class K	10
Master Large Cap Growth Portfolio	10
iShares U.S. Real Estate ETF	7
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	7
BlackRock Equity Dividend Fund, Institutional Class	7
iShares International Developed Real Estate ETF	6
BlackRock Global Long/Short Equity Fund, Institutional Class	4
BlackRock Liquidity Series, LLC, Money Market Series	4

The Fund’s allocations and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

BLACKROCK FUNDS II	OCTOBER 31, 2015	19

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to November 27, 2012, Institutional Shares performance results are those of Class K Shares restated to reflect Institutional Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Prior to November 27, 2012, the Funds’ Custom Benchmarks were comprised of the Barclays U.S. Aggregate Bond Index, the Russell 3000® Index and the MSCI EAFE Index. Effective November 27, 2012, the

Funds’ Custom Benchmarks are comprised of the Russell 1000® Index, Russell 2000® Index, MSCI ACWI ex-U.S. IMI Index, FTSE EPRA/NAREIT Developed Real Estate Index, Bloomberg Commodity Index, Barclays U.S. Aggregate Bond Index and Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Barclays U.S. Aggregate Bond Index is an unmanaged market-weighted index comprised of investment grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and government agency issues with at least one year to maturity. The Russell 3000® Index is an unmanaged index comprised of the 3,000 largest U.S. companies as determined by total market capitalization. The MSCI EAFE Index is an unmanaged broad-based index that measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East. The Russell 1000® Index is an unmanaged index comprised of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell 2000® Index is an unmanaged index comprised of the 2,000 largest U.S. companies as determined by total market capitalization. The MSCI All Country World ex-U.S. Investable Market Index measures the investment return of stocks issued by companies located outside the United States. The FTSE EPRA/NAREIT Developed Real Estate Index measures the stock performance of companies engaged in the ownership and development of real estate markets in developed countries as defined by FTSE EPRA/NAREIT. The Bloomberg Commodity Index is a broadly diversified index that allows investors to track commodity futures through a single, simple measure. The Bloomberg Commodity Index is composed of futures contracts on physical commodities. The Bloomberg Commodity Index is designed to minimize concentration in any one commodity or sector. The Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index is an index that includes all publicly issued, U.S. Treasury inflation protected securities (“TIPS”) that have at least one year remaining maturity, are non-convertible, are denominated in U.S. dollars, are rated investment grade (at least Baa3 by Moody’s Investors Service or BBB- by S&P), are fixed rate, and have more than $250 million or more par value outstanding. The customized weighted index for each Fund is created by BlackRock and is adjusted periodically to represent the weightings of the unmanaged indices as compared to each Fund’s glidepath.

20	BLACKROCK FUNDS II	OCTOBER 31, 2015

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the next page (which are based on a hypothetical investment of $1,000 invested on May 1, 2015 and held through October 31, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BLACKROCK FUNDS II	OCTOBER 31, 2015	21

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[2]	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During the Period[2]	Annualized Expense Ratio
BlackRock LifePath® Active Retirement Fund
Institutional	$1,000.00	$968.20	$0.55	$1,000.00	$1,024.65	$0.56	0.11%
Investor A	$1,000.00	$968.80	$1.98	$1,000.00	$1,023.19	$2.04	0.40%
Class K	$1,000.00	$970.00	$0.30	$1,000.00	$1,024.90	$0.31	0.06%
Class R	$1,000.00	$967.90	$3.17	$1,000.00	$1,021.98	$3.26	0.64%
BlackRock LifePath® Active 2020 Fund
Institutional	$1,000.00	$968.50	$0.74	$1,000.00	$1,024.45	$0.77	0.15%
Investor A	$1,000.00	$968.30	$1.98	$1,000.00	$1,023.19	$2.04	0.40%
Class K	$1,000.00	$969.40	$0.25	$1,000.00	$1,024.95	$0.26	0.05%
Class R	$1,000.00	$966.10	$3.17	$1,000.00	$1,021.98	$3.26	0.64%
BlackRock LifePath® Active 2025 Fund
Institutional	$1,000.00	$966.20	$0.45	$1,000.00	$1,024.75	$0.46	0.09%
Investor A	$1,000.00	$965.10	$1.93	$1,000.00	$1,023.24	$1.99	0.39%
Class K	$1,000.00	$966.20	$0.20	$1,000.00	$1,025.00	$0.20	0.04%
Class R	$1,000.00	$963.00	$3.12	$1,000.00	$1,022.03	$3.21	0.63%
BlackRock LifePath® Active 2030 Fund
Institutional	$1,000.00	$964.90	$0.64	$1,000.00	$1,024.55	$0.66	0.13%
Investor A	$1,000.00	$963.60	$1.88	$1,000.00	$1,023.29	$1.94	0.38%
Class K	$1,000.00	$964.00	$0.15	$1,000.00	$1,025.05	$0.15	0.03%
Class R	$1,000.00	$961.60	$3.07	$1,000.00	$1,022.08	$3.16	0.62%
BlackRock LifePath® Active 2035 Fund
Institutional	$1,000.00	$960.60	$0.64	$1,000.00	$1,024.55	$0.66	0.13%
Investor A	$1,000.00	$959.40	$1.88	$1,000.00	$1,023.29	$1.94	0.38%
Class K	$1,000.00	$960.60	$0.15	$1,000.00	$1,025.05	$0.15	0.03%
Class R	$1,000.00	$958.10	$3.06	$1,000.00	$1,022.08	$3.16	0.62%
BlackRock LifePath® Active 2040 Fund
Institutional	$1,000.00	$958.70	$0.59	$1,000.00	$1,024.60	$0.61	0.12%
Investor A	$1,000.00	$957.30	$1.83	$1,000.00	$1,023.34	$1.89	0.37%
Class K	$1,000.00	$958.70	$0.10	$1,000.00	$1,025.10	$0.10	0.02%
Class R	$1,000.00	$956.30	$3.01	$1,000.00	$1,022.13	$3.11	0.61%
BlackRock LifePath® Active 2045 Fund
Institutional	$1,000.00	$957.00	$0.54	$1,000.00	$1,024.65	$0.56	0.11%
Investor A	$1,000.00	$955.60	$1.82	$1,000.00	$1,023.34	$1.89	0.37%
Class K	$1,000.00	$957.10	$0.10	$1,000.00	$1,025.10	$0.10	0.02%
Class R	$1,000.00	$954.30	$3.00	$1,000.00	$1,022.13	$3.11	0.61%
BlackRock LifePath® Active 2050 Fund
Institutional	$1,000.00	$959.00	$0.54	$1,000.00	$1,024.65	$0.56	0.11%
Investor A	$1,000.00	$957.60	$1.78	$1,000.00	$1,023.39	$1.84	0.36%
Class K	$1,000.00	$959.10	$0.05	$1,000.00	$1,025.16	$0.05	0.01%
Class R	$1,000.00	$956.60	$2.96	$1,000.00	$1,022.18	$3.06	0.60%
BlackRock LifePath® Active 2055 Fund
Institutional	$1,000.00	$960.20	$0.49	$1,000.00	$1,024.70	$0.51	0.10%
Investor A	$1,000.00	$959.20	$1.73	$1,000.00	$1,023.44	$1.79	0.35%
Class K	$1,000.00	$960.20	$0.00	$1,000.00	$1,025.21	$0.00	0.00%
Class R	$1,000.00	$957.30	$2.91	$1,000.00	$1,022.23	$3.01	0.59%

[1]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

[2]

Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Because the Funds invest in Master Portfolios, the expense examples reflect the expenses of both the Funds and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Funds invest are not included in the Funds’ annualized expense ratios.

See “Disclosure of Expenses” on page 21 for further information on how expenses were calculated.

22	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock LifePath® Active Retirement Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 44.9%
BlackRock Basic Value Fund, Inc., Class K (b)	26,859	$711,485
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	16,404	445,860
BlackRock Commodity Strategies Fund, Institutional Class	111,271	741,066
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	77,410	749,329
BlackRock Equity Dividend Fund, Institutional Class	16,573	409,692
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	67,345	798,714
BlackRock International Opportunities Portfolio, Institutional Class	66,062	2,174,757
iShares International Developed Real Estate ETF	3,061	89,840
iShares Russell 2000 ETF (c)	7,141	823,643
iShares U.S. Consumer Goods ETF (c)	3,464	379,343
iShares U.S. Energy ETF	2,717	104,088
iShares U.S. Financials ETF	2,810	251,158
iShares U.S. Healthcare ETF	2,061	309,212
iShares U.S. Industrials ETF	1,317	138,548
iShares U.S. Real Estate ETF	663	49,964
iShares U.S. Technology ETF	1,149	125,528
Master Large Cap Growth Portfolio	$786,599	786,599

		9,088,826

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 60.1%
BlackRock Global Long/Short Credit Fund, Institutional Class	146,235	$1,520,839
BlackRock Inflation Protected Bond Portfolio, Class K	178,442	1,864,718
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	155,258	1,547,925
Master Total Return Portfolio	$7,225,059	7,225,059

		12,158,541

Short-Term Securities — 7.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)	303,148	303,148
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(e)	$1,226,974	1,226,974

		1,530,122
Total Affiliated Investment Companies (Cost — $23,026,928) — 112.5%		22,777,489
Liabilities in Excess of Other Assets — (12.5)%		(2,539,225)

Net Assets — 100.0%		$20,238,264

Portfolio Abbreviation
ETF	Exchange Traded Fund

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	23

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2015	Value at October 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	30,584		3,725		26,859	$711,485	—		$(7,434)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	8,118	15,000		6,714		16,404	$445,860	—		$43,856
BlackRock Commodity Strategies Fund, Institutional Class	96,919	14,352		—		111,271	$741,066	$183		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	26,697	26,339		53,036		—	—	$2,928		$(68,869)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	113,408	49,523		85,521		77,410	$749,329	—		$(2,368)
BlackRock Energy & Resources Portfolio, Institutional Class	—	17,878		17,878		—	—	—		$(91,534)
BlackRock Equity Dividend Fund, Institutional Class	9,510	14,161		7,098		16,573	$409,692	$6,988		$3,672
BlackRock EuroFund, Institutional Class	41,418	1,300		42,718		—	—	$18,630		$(27,870)
BlackRock Global Long/Short Credit Fund, Institutional Class	140,085	6,150		—		146,235	$1,520,839	$46,825		$16,942
BlackRock Global Long/Short Equity Fund, Institutional Class	101,274	42,483		76,412		67,345	$798,714	—		$18,510
BlackRock Inflation Protected Bond Portfolio, Class K	194,083	2,308		17,949		178,442	$1,864,718	$516		$(7,352)
BlackRock International Fund, Institutional Class	17,746	403		18,149		—	—	$5,693		$56,710
BlackRock International Opportunities Portfolio, Institutional Class	3,808	68,859		6,605		66,062	$2,174,757	$3,512		$(7,222)
BlackRock Liquidity Funds, TempFund, Institutional Class	773,084	—		469,936	[1]	303,148	$303,148	$527		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,226,974	[2]	—		$1,226,974	$1,226,974	$6,473	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	19,565	1,495		21,060		—	—	$1,796		$25,707
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	149,339	5,919		—		155,258	$1,547,925	$36,597		$26,506
iShares International Developed Real Estate ETF	3,061	—		—		3,061	$89,840	$3,893		—
iShares MSCI Canada ETF	—	5,583		5,583		—	—	—		$(1,235)
iShares MSCI Germany ETF	14,905	—		14,905		—	—	—		$140,333
iShares Russell 2000 ETF	9,636	—		2,495		7,141	$823,643	$13,118		$10,935
iShares U.S. Consumer Goods ETF	—	4,563		1,099		3,464	$379,343	$3,995		$(585)
iShares U.S. Energy ETF	5,372	2,717		5,372		2,717	$104,088	$2,850		$(66,696)
iShares U.S. Financials ETF	5,351	6,791		9,332		2,810	$251,158	$7,708		$75,324
iShares U.S. Healthcare ETF	2,656	2,061		2,656		2,061	$309,212	$2,437		$51,150
iShares U.S. Industrials ETF	3,049	562		2,294		1,317	$138,548	$3,929		$15,202
iShares U.S. Real Estate ETF	—	663		—		663	$49,964	$1,315		—
iShares U.S. Technology ETF	5,428	4,948		9,227		1,149	$125,528	$5,301		$163,339
Master Basic Value LLC	$605,351	—		$605,351	[1,4]	—	—	$4,546		$150,302
Master Large Cap Growth Portfolio	$620,770	$165,829	[2,4]	—		$786,599	$786,599	$10,913		$36,497
Master Total Return Portfolio	$7,508,648	—		$283,589	[1,4]	$7,225,059	$7,225,059	$236,744		$71,998

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active Retirement Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
10	E-Mini S&P 500 Futures	December 2015	$1,036,850	$64,160
15	U.S. Treasury Notes (10 Year)	December 2015	$1,915,313	6,235
14	U.S. Treasury Notes (5 Year)	December 2015	$1,676,828	1,260
Total				$71,655

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	$64,160	—	$7,495	—	$71,655

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$304,810	$(3,588)	$29,506	—	$330,728
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(57,848)	—	$(6,632)	—	$(64,480)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$3,769,459
Average notional value of contracts — short	$1,152,154

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	25

Schedule of Investments (concluded)	BlackRock LifePath® Active Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$13,538,857	$9,238,632	—	$22,777,489

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$64,160	—	—	$64,160
Interest rate contracts	7495	—	—	7,495

Total	$71,655	—	—	$71,655

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$79,500	—	—	$79,500
Liabilities:
Collateral on securities loaned at value	—	$(1,226,974)	—	(1,226,974)

Total	$79,500	$(1,226,974)	—	$(1,147,474)

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock LifePath® Active 2020 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 57.2%
BlackRock Basic Value Fund, Inc., Class K (b)	68,371	$1,811,156
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	35,183	956,274
BlackRock Commodity Strategies Fund, Institutional Class	171,787	1,144,099
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	124,843	1,208,485
BlackRock Equity Dividend Fund, Institutional Class	35,717	882,934
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	108,385	1,285,447
BlackRock International Opportunities Portfolio, Institutional Class	157,604	5,188,336
iShares International Developed Real Estate ETF	22,082	648,107
iShares Russell 2000 ETF (c)	9,557	1,102,304
iShares U.S. Consumer Goods ETF (c)	5,196	569,014
iShares U.S. Energy ETF	5,130	196,530
iShares U.S. Financials ETF	5,550	496,059
iShares U.S. Healthcare ETF	1,543	231,496
iShares U.S. Industrials ETF	1,388	146,018
iShares U.S. Real Estate ETF	6,118	461,052
iShares U.S. Technology ETF	2,169	236,963
Master Large Cap Growth Portfolio	$2,004,276	2,004,276

		18,568,550

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 43.0%
BlackRock Global Long/Short Credit Fund, Institutional Class	136,286	$1,417,380
BlackRock Inflation Protected Bond Portfolio, Class K	212,324	2,218,781
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	144,783	1,443,483
Master Total Return Portfolio	$8,878,573	8,878,573

		13,958,217

Short-Term Securities — 12.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)	2,571,868	2,571,868
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(e)	$1,535,809	1,535,809

		4,107,677
Total Affiliated Investment Companies (Cost — $36,878,650) — 112.8%		36,634,444
Liabilities in Excess of Other Assets — (12.8)%		(4,160,016)

Net Assets — 100.0%		$32,474,428

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	27

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 30, 2015	Value at October 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	68,371		—		68,371	$1,811,156	—		—
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	19,162	23,074		7,053		35,183	$956,274	—		$106,124
BlackRock Commodity Strategies Fund, Institutional Class	130,171	41,616		—		171,787	$1,144,099	$246		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	47,869	50,587		98,456		—	—	$5,249		$(146,086)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	137,748	85,859		98,764		124,843	$1,208,485	—		$(4,480)
BlackRock Energy & Resources Portfolio, Institutional Class	—	24,439		24,439		—	—	—		$(125,127)
BlackRock Equity Dividend Fund, Institutional Class	22,308	20,652		7,243		35,717	$882,934	$14,705		$19,659
BlackRock EuroFund, Institutional Class	105,071	3,298		108,369		—	—	$47,260		$(3,822)
BlackRock Global Long/Short Credit Fund, Institutional Class	130,556	5,730		—		136,286	$1,417,380	$43,639		$15,790
BlackRock Global Long/Short Equity Fund, Institutional Class	123,011	73,969		88,595		108,385	$1,285,447	—		$19,715
BlackRock Inflation Protected Bond Portfolio, Class K	209,828	2,496		—		212,324	$2,218,781	$532		$22,518
BlackRock International Fund, Institutional Class	56,812	1,289		58,101		—	—	$18,227		$138,189
BlackRock International Opportunities Portfolio, Institutional Class	13,078	144,526		—		157,604	$5,188,336	$12,063		$48,474
BlackRock Liquidity Funds, TempFund, Institutional Class	991,487	1,580,381	[1]	—		2,571,868	$2,571,868	$1,870		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,535,809	[1]	—		$1,535,809	$1,535,809	$9,942	[2]	—
BlackRock Pacific Fund, Inc., Institutional Class	27,947	2,135		30,082		—	—	$2,566		$45,541
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	139,263	5,520		—		144,783	$1,443,483	$35,060		$24,718
iShares International Developed Real Estate ETF	10,208	11,874		—		22,082	$648,107	$21,464		—
iShares MSCI Canada ETF	—	10,832		10,832		—	—	—		$(2,395)
iShares MSCI Germany ETF	18,358	—		18,358		—	—	—		$176,374
iShares Russell 2000 ETF	11,213	—		1,656		9,557	$1,102,304	$16,808		$7,258
iShares U.S. Consumer Goods ETF	—	5,196		—		5,196	$569,014	$5,994		—
iShares U.S. Energy ETF	9,306	5,130		9,306		5,130	$196,530	$5,200		$(115,539)
iShares U.S. Financials ETF	9,263	7,461		11,174		5,550	$496,059	$12,313		$104,446
iShares U.S. Healthcare ETF	4,598	2,385		5,440		1,543	$231,496	$1,825		$91,433
iShares U.S. Industrials ETF	5,254	508		4,374		1,388	$146,018	$5,918		$33,654
iShares U.S. Real Estate ETF	—	6,118		—		6,118	$461,052	$12,136		—
iShares U.S. Technology ETF	9,439	4,511		11,781		2,169	$236,963	$8,107		$283,864
Master Basic Value LLC	$1,474,172	—		$1,474,172	[3,4]	—	—	$10,684		$230,126
Master Large Cap Growth Portfolio	$1,524,258	$480,018	[1,4]	—		$2,004,276	$2,004,276	$25,570		$86,297
Master Total Return Portfolio	$8,658,633	$219,940	[1,4]	—		$8,878,573	$8,878,573	$282,541		$78,785

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[3]	Represents net beneficial interest sold.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2020 Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
27	E-Mini S&P 500 Futures	December 2015	$2,799,495	$173,771
11	U.S. Treasury Notes (10 Year)	December 2015	$1,404,563	4,572
41	U.S. Treasury Notes (5 Year)	December 2015	$4,910,711	3,091
Total				$181,434

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	$173,771	—	$7,663	—	$181,434

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$423,603	$143,824	$2,442	—	$569,869
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(68,835)	—	$(2,270)	—	$(71,105)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$6,334,599
Average notional value of contracts — short	$1,949,522

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	29

Schedule of Investments (concluded)	BlackRock LifePath® Active 2020 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$24,215,786	$12,418,658	—	$36,634,444

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$173,771	—	—	$173,771
Interest rate contracts	7,663	—	—	7,663

Total	$181,434	—	—	$181,434

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts.	$176,700	—	—	$176,700
Liabilities:
Collateral on securities loaned at value	—	$(1,535,809)	—	(1,535,809)

Total	$176,700	$(1,535,809)	—	$(1,359,109)

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock LifePath® Active 2025 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 71.1%
BlackRock Basic Value Fund, Inc., Class K (b)	87,740	$2,324,231
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	45,176	1,227,872
BlackRock Commodity Strategies Fund, Institutional Class	137,238	914,002
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	119,139	1,153,263
BlackRock Equity Dividend Fund, Institutional Class	47,278	1,168,711
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	103,640	1,229,169
BlackRock International Opportunities Portfolio, Institutional Class	166,170	5,470,307
iShares International Developed Real Estate ETF	31,089	912,462
iShares Russell 2000 ETF (c)	7,001	807,495
iShares U.S. Consumer Goods ETF (c)	5,898	645,890
iShares U.S. Energy ETF	3,871	148,298
iShares U.S. Financials ETF	2,924	261,347
iShares U.S. Healthcare ETF	293	43,959
iShares U.S. Industrials ETF	1,286	135,287
iShares U.S. Real Estate ETF	12,270	924,667
iShares U.S. Technology ETF	1,636	178,733
Master Large Cap Growth Portfolio	$2,470,674	2,470,674

		20,016,367

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 31.8%
BlackRock Global Long/Short Credit Fund, Institutional Class	105,425	$1,096,422
BlackRock Inflation Protected Bond Portfolio, Class K	135,775	1,418,849
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	112,067	1,117,306
Master Total Return Portfolio	$5,301,351	5,301,351

		8,933,928

Short-Term Securities — 7.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)	1,066,504	1,066,504
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(e)	$975,308	975,308

		2,041,812
Total Affiliated Investment Companies (Cost — $31,315,557) — 110.2%		30,992,107
Liabilities in Excess of Other Assets — (10.2)%		(2,861,923)

Net Assets — 100.0%		$28,130,184

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	31

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2015	Value at October 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	88,854		1,114		87,740	$2,324,231	—		$33
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	22,473	28,693		5,990		45,176	$1,227,872	—		$137,864
BlackRock Commodity Strategies Fund, Institutional Class	121,466	15,772		—		137,238	$914,002	$229		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	53,741	47,676		101,417		—	—	$5,893		$(165,638)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	106,839	70,108		57,808		119,139	$1,153,263	—		$(1,639)
BlackRock Energy & Resources Portfolio, Institutional Class	—	22,597		22,597		—	—	—		$(115,698)
BlackRock Equity Dividend Fund, Institutional Class	26,425	27,005		6,152		47,278	$1,168,711	$19,101		$26,870
BlackRock EuroFund, Institutional Class	57,138	42,254		99,392		—	—	$43,347		$3,384
BlackRock Global Long/Short Credit Fund, Institutional Class	100,992	4,433		—		105,425	$1,096,422	$33,758		$12,214
BlackRock Global Long/Short Equity Fund, Institutional Class	95,408	60,366		52,134		103,640	$1,229,169	—		$15,763
BlackRock Inflation Protected Bond Portfolio, Class K	156,507	1,821		22,553		135,775	$1,418,849	$427		$(14,779)
BlackRock International Fund, Institutional Class	66,665	1,513		68,178		—	—	$21,388		$160,043
BlackRock International Opportunities Portfolio, Institutional Class	12,738	153,432		—		166,170	$5,470,307	$11,749		$47,214
BlackRock Liquidity Funds, TempFund, Institutional Class	1,985,396	—		918,892	[1]	1,066,504	$1,066,504	$1,501		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$975,308	[2]	—		$975,308	$975,308	$9,368	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	34,033	2,600		36,633		—	—	$3,124		$44,459
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	107,794	4,273		—		112,067	$1,117,306	$26,479		$19,133
iShares International Developed Real Estate ETF	14,354	16,735		—		31,089	$912,462	$30,446		—
iShares MSCI Canada ETF	—	11,080		11,080		—	—	—		$(2,450)
iShares MSCI Germany ETF	19,272	—		19,272		—	—	—		$144,614
iShares Russell 2000 ETF	9,148	—		2,147		7,001	$807,495	$12,729		$9,410
iShares U.S. Consumer Goods ETF	—	5,898		—		5,898	$645,890	$6,803		—
iShares U.S. Energy ETF	10,290	3,871		10,290		3,871	$148,298	$4,637		$(127,756)
iShares U.S. Financials ETF	10,232	2,936		10,244		2,924	$261,347	$9,813		$207,372
iShares U.S. Healthcare ETF	5,080	2,026		6,813		293	$43,959	$347		$103,766
iShares U.S. Industrials ETF	5,792	—		4,506		1,286	$135,287	$5,721		$38,470
iShares U.S. Real Estate ETF	—	12,270		—		12,270	$924,667	$19,874		—
iShares U.S. Technology ETF	10,393	1,636		10,393		1,636	$178,733	$6,928		$304,738
Master Basic Value LLC	$1,618,431	—		$1,618,431	[1,4]	—	—	$11,686		$217,049
Master Large Cap Growth Portfolio	$1,665,575	$805,099	[2,4]	—		$2,470,674	$2,470,674	$29,881		$101,790
Master Total Return Portfolio	$6,719,557	—		$1,418,206	[1,4]	$5,301,351	$5,301,351	$175,918		$47,517

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2025 Fund

Derivative Financial Instruments Outstanding as of Period Ended

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
18	E-Mini S&P 500 Futures	December 2015	$1,866,330	$119,217
6	U.S. Treasury Notes (10 Year)	December 2015	$766,125	2,494
34	U.S. Treasury Notes (5 Year)	December 2015	$4,072,297	2,860
Total				$124,571

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	$119,217	—	$5,354	—	$124,571

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$501,363	$99,475	$(16,991)	—	$583,847
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(128,139)	—	$466	—	$(127,673)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$5,003,428
Average notional value of contracts — short	$1,917,321

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	33

Schedule of Investments (concluded)	BlackRock LifePath® Active 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$22,244,774	$8,747,333	—	$30,992,107

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$119,217	—	—	$119,217
Interest rate contracts	5,354	—	—	5,354

Total	$124,571	—	—	$124,571

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$122,250	—	—	$122,250
Liabilities:
Collateral on securities loaned at value	—	$(975,308)	—	(975,308)

Total	$122,250	$(975,308)	—	$(853,058)

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock LifePath® Active 2030 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 80.6%
BlackRock Basic Value Fund, Inc., Class K (b)	103,604	$2,744,466
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	51,620	1,403,027
BlackRock Commodity Strategies Fund, Institutional Class	142,408	948,436
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	108,297	1,048,313
BlackRock Equity Dividend Fund, Institutional Class	54,683	1,351,775
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	94,206	1,117,280
BlackRock International Opportunities Portfolio, Institutional Class	189,060	6,223,854
iShares International Developed Real Estate ETF	45,455	1,334,104
iShares Russell 2000 ETF (c)	6,309	727,680
iShares U.S. Consumer Goods ETF (c)	2,890	316,484
iShares U.S. Energy ETF	2,680	102,671
iShares U.S. Financials ETF	2,700	241,326
iShares U.S. Healthcare ETF	90	13,503
iShares U.S. Industrials ETF	1,174	123,505
iShares U.S. Real Estate ETF	14,595	1,099,879
iShares U.S. Technology ETF	906	98,981
Master Large Cap Growth Portfolio	$3,011,952	3,011,952

		21,907,236

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 22.2%
BlackRock Global Long/Short Credit Fund, Institutional Class	84,985	$883,841
BlackRock Inflation Protected Bond Portfolio, Class K	87,221	911,462
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	90,388	901,165
Master Total Return Portfolio	$3,356,985	3,356,985

		6,053,453

Short-Term Securities — 5.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)	372,472	372,472
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(e)	$1,065,017	1,065,017

		1,437,489
Total Affiliated Investment Companies (Cost — $29,428,826) — 108.1%		29,398,178
Liabilities in Excess of Other Assets — (8.1)%		(2,206,458)

Net Assets — 100.0%		$27,191,720

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	35

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2015	Value at October 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	104,895		1,291		103,604	$2,744,466	—		$39
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	25,039	33,986		7,405		51,620	$1,403,027	—		$147,252
BlackRock Commodity Strategies Fund, Institutional Class	117,924	24,484		—		142,408	$948,436	$223		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	59,878	49,379		109,257		—	—	$6,566		$(182,498)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	86,021	65,602		43,326		108,297	$1,048,313	—		$(4,758)
BlackRock Energy & Resources Portfolio, Institutional Class	—	22,687		22,687		—	—	—		$(116,159)
BlackRock Equity Dividend Fund, Institutional Class	29,833	32,500		7,650		54,683	$1,351,775	$22,171		$36,103
BlackRock EuroFund, Institutional Class	101,772	23,432		125,204		—	—	$54,604		$(6,339)
BlackRock Global Long/Short Credit Fund, Institutional Class	81,411	3,574		—		84,985	$883,841	$27,212		$9,846
BlackRock Global Long/Short Equity Fund, Institutional Class	76,818	56,498		39,110		94,206	$1,117,280	—		$6,390
BlackRock Inflation Protected Bond Portfolio, Class K	118,666	1,353		32,798		87,221	$911,462	$459		$(32,426)
BlackRock International Fund, Institutional Class	70,530	1,600		72,130		—	—	$22,629		$151,991
BlackRock International Opportunities Portfolio, Institutional Class	14,516	174,544		—		189,060	$6,223,854	$13,389		$53,801
BlackRock Liquidity Funds, TempFund, Institutional Class	2,736,474	—		2,364,002	[1]	372,472	$372,472	$1,410		—
BlackRock Liquidity Series, LLC, Money Market Series	$318,592	$746,425	[2]	—		$1,065,017	$1,065,017	$12,378	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	34,725	2,653		37,378		—	—	$3,188		$45,327
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	86,941	3,447		—		90,388	$901,165	$26,088		$15,431
iShares International Developed Real Estate ETF	18,823	26,632		—		45,455	$1,334,104	$43,555		—
iShares MSCI Canada ETF	—	13,163		13,163		—	—	—		$(2,911)
iShares MSCI Germany ETF	25,903	—		25,903		—	—	—		$169,167
iShares Russell 2000 ETF	7,810	—		1,501		6,309	$727,680	$11,278		$6,579
iShares U.S. Consumer Goods ETF	—	5,704		2,814		2,890	$316,484	$4,948		$(1,340)
iShares U.S. Energy ETF	11,313	2,680		11,313		2,680	$102,671	$4,125		$(140,457)
iShares U.S. Financials ETF	11,254	1,737		10,291		2,700	$241,326	$9,967		$242,989
iShares U.S. Healthcare ETF	5,599	2,040		7,549		90	$13,503	$106		$114,504
iShares U.S. Industrials ETF	6,387	—		5,213		1,174	$123,505	$6,020		$44,414
iShares U.S. Real Estate ETF	4,235	10,360		—		14,595	$1,099,879	$29,733		—
iShares U.S. Technology ETF	11,452	906		11,452		906	$98,981	$6,417		$323,620
Master Basic Value LLC	$1,629,272	—		$1,629,272	[1,4]	—	—	$12,627		$295,250
Master Large Cap Growth Portfolio	$1,684,928	$1,327,024	[2,4]	—		$3,011,952	$3,011,952	$35,285		$119,835
Master Total Return Portfolio	$5,395,118	—		$2,038,133	[1,4]	$3,356,985	$3,356,985	$116,698		$31,574

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2030 Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
23	E-Mini S&P 500 Futures	December 2015	$2,384,755	$146,941
1	U.S. Treasury Notes (10 Year)	December 2015	$127,688	416
30	U.S. Treasury Notes (5 Year)	December 2015	$3,593,203	2,699
Total				$150,056

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	$146,941	—	$3,115	—	$150,056

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$590,993	$143,241	$(60,996)	—	$673,238
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(100,011)	—	$3,562	—	$(96,449)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$5,216,982
Average notional value of contracts — short	$2,502,901

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	37

Schedule of Investments (concluded)	BlackRock LifePath® Active 2030 Fund

Fair Value Hierarchy as of period end

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$21,964,224	$7,433,954	—	$29,398,178

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$146,941	—	—	$146,941
Interest rate contracts	3,115	—	—	3,115
Total	$150,056	—	—	$150,056

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$134,350	—	—	$134,350
Liabilities:
Collateral on securities loaned at value	—	$(1,065,017)	—	(1,065,017)

Total	$134,350	$(1,065,017)	—	$(930,667)

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock LifePath® Active 2035 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 93.7%
BlackRock Basic Value Fund, Inc., Class K (b)	89,881	$2,380,939
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	40,423	1,098,708
BlackRock Commodity Strategies Fund, Institutional Class	97,106	646,726
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	92,273	893,206
BlackRock Equity Dividend Fund, Institutional Class	42,418	1,048,565
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	80,057	949,478
BlackRock International Opportunities Portfolio, Institutional Class	160,171	5,272,820
iShares International Developed Real Estate ETF	38,054	1,116,885
iShares Russell 2000 ETF (c)	3,694	426,066
iShares U.S. Consumer Goods ETF (c)	4,227	462,899
iShares U.S. Energy ETF	3,945	151,133
iShares U.S. Financials ETF	2,309	206,378
iShares U.S. Healthcare ETF	74	11,102
iShares U.S. Industrials ETF	1,341	141,073
iShares U.S. Real Estate ETF	13,960	1,052,026
iShares U.S. Technology ETF	887	96,905
Master Large Cap Growth Portfolio	$2,592,327	2,592,327

		18,547,236

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 11.6%
BlackRock Global Long/Short Credit Fund, Institutional Class	45,800	$476,319
BlackRock Inflation Protected Bond Portfolio, Class K	33,267	347,639
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	48,712	485,659
Master Total Return Portfolio	$992,089	992,089

		2,301,706

Short-Term Securities — 4.9%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)	64,437	64,437
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(e)	$905,883	905,883

		970,320
Total Affiliated Investment Companies (Cost — $22,050,724) — 110.2%		21,819,262
Liabilities in Excess of Other Assets — (10.2)%		(2,024,461)

Net Assets — 100.0%		$19,794,801

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	39

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2015	Value at October 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	96,276		6,395		89,881	$2,380,939	—		$(8,310)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	15,157	34,281		9,015		40,423	$1,098,708	—		$88,548
BlackRock Commodity Strategies Fund, Institutional Class	78,218	18,888		—		97,106	$646,726	$148		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	44,212	30,350		74,562		—	—	$4,848		$(157,202)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	46,415	51,278		5,420		92,273	$893,206	—		$379
BlackRock Energy & Resources Portfolio, Institutional Class	—	15,601		15,601		—	—	—		$(79,879)
BlackRock Equity Dividend Fund, Institutional Class	18,109	33,817		9,508		42,418	$1,048,565	$18,247		$14,623
BlackRock EuroFund, Institutional Class	98,369	60,261		158,630		—	—	$56,608		$(29,590)
BlackRock Global Long/Short Credit Fund, Institutional Class	43,874	1,926		—		45,800	$476,319	$14,666		$5,306
BlackRock Global Long/Short Equity Fund, Institutional Class	41,449	44,262		5,654		80,057	$949,478	—		$2,671
BlackRock Inflation Protected Bond Portfolio, Class K	57,301	638		24,672		33,267	$347,639	$223		$(13,733)
BlackRock International Fund, Institutional Class	49,409	1,121		50,530		—	—	$15,852		$83,915
BlackRock International Opportunities Portfolio, Institutional Class	10,550	155,802		6,181		160,171	$5,272,820	$9,731		$21,180
BlackRock Liquidity Funds, TempFund, Institutional Class	2,888,772	—		2,824,335	[1]	64,437	$64,437	$1,190		—
BlackRock Liquidity Series, LLC, Money Market Series	$423,624	$482,259	[2]	—		$905,883	$905,883	$5,014	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	17,420	1,331		18,751		—	—	$1,599		$(8,544)
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	46,855	1,857		—		48,712	$485,659	$12,601		$8,316
iShares International Developed Real Estate ETF	15,323	24,871		2,140		38,054	$1,116,885	$38,429		$(10,513)
iShares MSCI Canada ETF	—	12,322		12,322		—	—	—		$(2,725)
iShares MSCI Germany ETF	10,960	—		10,960		—	—	—		$78,941
iShares Russell 2000 ETF	4,520	—		826		3,694	$426,066	$6,579		$3,620
iShares U.S. Consumer Goods ETF	—	4,227		—		4,227	$462,899	$4,876		—
iShares U.S. Energy ETF	8,291	3,945		8,291		3,945	$151,133	$4,246		$(102,938)
iShares U.S. Financials ETF	8,250	2,426		8,367		2,309	$206,378	$7,904		$135,662
iShares U.S. Healthcare ETF	4,101	1,363		5,390		74	$11,102	$87		$80,102
iShares U.S. Industrials ETF	4,693	—		3,352		1,341	$141,073	$5,136		$28,918
iShares U.S. Real Estate ETF	5,631	9,301		972		13,960	$1,052,026	$29,379		$(4,551)
iShares U.S. Technology ETF	8,399	887		8,399		887	$96,905	$4,852		$180,249
Master Basic Value LLC	$985,312	—		$985,312	[1,4]	—	—	$9,853		$75,420
Master Large Cap Growth Portfolio	$1,024,068	$1,568,259	[2,4]	—		$2,592,327	$2,592,327	$31,222		$101,748
Master Total Return Portfolio	$2,918,224	—		$1,926,135	[1,4]	$992,089	$992,089	$40,652		$9,756

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
13	E-Mini S&P 500 Futures	December 2015	$1,347,905	$87,130
(1)	U.S. Treasury Notes (10 Year)	December 2015	$127,688	(172)
20	U.S. Treasury Notes (5 Year)	December 2015	$2,395,469	1,800
Total				$88,758

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	$87,130	—	$1,800	—	$88,930
Liabilities - Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$172	—	$172

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$415,506	$71,782	$(45,173)	—	$442,115
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(98,335)	—	$4,628	—	$(93,707)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$3,806,090
Average notional value of contracts — short	$2,014,496

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	41

Schedule of Investments (concluded)	BlackRock LifePath® Active 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$17,328,963	$4,490,299	—	$21,819,262

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$87,130	—	—	$87,130
Interest rate contracts	1,800	—	—	1,800
Liabilities:
Interest rate contracts	(172)	—	—	(172)

Total	$88,758	—	—	$88,758

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts.	$77,520	—	—	$77,520
Liabilities:
Collateral on securities loaned at value	—	$(905,883)	—	(905,883)

Total	$77,520	$(905,883)	—	$(828,363)

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock LifePath® Active 2040 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 102.2%
BlackRock Basic Value Fund, Inc., Class K (b)	89,678	$2,375,560
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	55,989	1,521,794
BlackRock Commodity Strategies Fund, Institutional Class	106,980	712,489
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	70,625	683,648
BlackRock Equity Dividend Fund, Institutional Class	58,385	1,443,277
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	62,310	738,997
BlackRock International Opportunities Portfolio, Institutional Class	160,251	5,275,473
iShares International Developed Real Estate ETF	44,500	1,306,075
iShares Russell 2000 ETF (c)	3,682	424,682
iShares U.S. Consumer Goods ETF (c)	1,606	175,873
iShares U.S. Energy ETF	2,652	101,598
iShares U.S. Industrials ETF	815	85,738
iShares U.S. Real Estate ETF	16,121	1,214,878
iShares U.S. Technology ETF	462	50,473
Master Large Cap Growth Portfolio	$2,398,085	2,398,085

		18,508,640

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 4.4%
BlackRock Global Long/Short Credit Fund, Institutional Class	37,562	$390,645
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	40,025	399,053

		789,698

Short-Term Securities — 3.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)	54,265	54,265
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(e)	$604,815	604,815

		659,080
Total Affiliated Investment Companies (Cost — $ 20,052,284) — 110.2%		19,957,418
Liabilities in Excess of Other Assets — (10.2)%		(1,848,610)

Net Assets — 100.0%		$18,108,808

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	43

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2015	Value at October 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	109,616		19,938		89,678	$2,375,560	—		$(56,496)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	17,559	53,795		15,365		55,989	$1,521,794	—		$98,357
BlackRock Commodity Strategy Fund, Institutional Class	80,293	26,687		—		106,980	$712,489	$151		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	49,714	46,621		96,335		—	—	$5,451		$(179,814)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	38,108	58,467		25,950		70,625	$683,648	—		$(16,972)
BlackRock Energy & Resources Portfolio, Institutional Class	—	15,816		15,816		—	—	—		$(80,980)
BlackRock Equity Dividend Fund, Institutional Class	21,003	53,904		16,522		58,385	$1,443,277	$26,164		$3,477
BlackRock EuroFund, Institutional Class	105,028	31,814		136,842		—	—	$59,677		$23,551
BlackRock Global Long/Short Credit Fund, Institutional Class	35,982	1,580		—		37,562	$390,645	$12,027		$4,352
BlackRock Global Long/Short Equity Fund, Institutional Class	34,031	49,802		21,523		62,310	$738,997	—		$(6,200)
BlackRock Inflation Protected Bond Portfolio, Class K	36,241	10,838		47,079		—	—	$208		$(20,803)
BlackRock International Fund, Institutional Class	67,909	1,541		69,450		—	—	$21,788		$134,806
BlackRock International Opportunities Portfolio, Institutional Class	13,501	178,660		31,910		160,251	$5,275,473	$12,452		$(44,602)
BlackRock Liquidity Funds, TempFund, Institutional Class	2,547,320	—		2,493,055	[1]	54,265	$54,265	$854		—
BlackRock Liquidity Series, LLC, Money Market Series	—	$604,815	[2]	—		$604,815	$604,815	$9,584	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	29,236	2,234		31,470		—	—	$2,684		$40,211
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	38,499	1,526		—		40,025	$399,053	$9,069		$6,833
iShares International Developed Real Estate ETF	24,486	25,750		5,736		44,500	$1,306,075	$48,340		$(18,977)
iShares MSCI Canada ETF	—	13,239		13,239		—	—	—		$(2,928)
iShares MSCI Germany ETF	8,292	—		8,292		—	—	—		$82,497
iShares Russell 2000 ETF	4,018	—		336		3,682	$424,682	$6,477		$4,767
iShares U.S. Consumer Goods ETF	—	4,413		2,807		1,606	$175,873	$3,462		$674
iShares U.S. Energy ETF	9,254	2,652		9,254		2,652	$101,598	$3,658		$(114,894)
iShares U.S. Financials ETF	9,208	—		9,208		—	—	$6,007		$261,938
iShares U.S. Healthcare ETF	4,579	2,180		6,759		—	—	—		$93,202
iShares U.S. Industrials ETF	5,229	—		4,414		815	$85,738	$4,946		$37,794
iShares U.S. Real Estate ETF	5,797	13,024		2,700		16,121	$1,214,878	$35,869		$(17,976)
iShares U.S. Technology ETF	9,372	462		9,372		462	$50,473	$4,541		$175,819
Master Basic Value LLC	$1,129,088	—		$1,129,088	[1,4]	—	—	$10,957		$169,396
Master Large Cap Growth Portfolio	$1,175,087	$1,222,998	[2,4]	—		$2,398,085	$2,398,085	$32,686		$106,413
Master Total Return Portfolio	$2,389,318	—		$2,389,318	[1,4]	—	—	$13,032		$(26,026)

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
13	E-Mini S&P 500 Futures	December 2015	$1,347,905	$84,185
(3)	U.S. Treasury Notes (10 Year)	December 2015	$383,063	(518)
19	U.S. Treasury Notes (5 Year)	December 2015	$2,275,695	1,710
Total				$85,377

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	$84,185	—	$1,710	—	$85,895
Liabilities - Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$518	—	$518

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$444,122	$102,513	$(56,517)	—	$490,118
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(102,677)	—	$6,627	—	$(96,050)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$3,737,664
Average notional value of contracts — short	$2,455,867

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	45

Schedule of Investments (concluded)	BlackRock LifePath® Active 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$16,954,518	$3,002,900	—	$19,957,418

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$84,185	—	—	$84,185
Interest rate contracts	1,710	—	—	1,710
Liabilities:
Interest rate contracts	(518)	—	—	(518)

Total	$85,377	—	—	$85,377

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$74,310	—	—	$74,310
Liabilities:
Collateral on securities loaned at value	—	$(604,815)	—	(604,815)

Total	$74,310	$(604,815)	—	$(530,505)

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock LifePath® Active 2045 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 103.5%
BlackRock Basic Value Fund, Inc., Class K (b)	61,938	$1,640,735
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	37,755	1,026,178
BlackRock Commodity Strategies Fund, Institutional Class	69,020	459,670
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	57,760	559,117
BlackRock Equity Dividend Fund, Institutional Class	39,585	978,543
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	50,177	595,102
BlackRock International Opportunities Portfolio, Institutional Class	116,436	3,833,060
iShares International Developed Real Estate ETF	33,651	987,657
iShares Russell 2000 ETF (c)	2,475	285,467
iShares U.S. Consumer Goods ETF (c)	2,619	286,807
iShares U.S. Industrials ETF	1,379	145,071
iShares U.S. Real Estate ETF	13,345	1,005,679
iShares U.S. Technology ETF	737	80,517
Master Large Cap Growth Portfolio	$1,716,764	1,716,764

		13,600,367

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Short-Term Securities — 7.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)	382,399	$382,399
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(e)	$583,150	583,150

		965,549
Total Affiliated Investment Companies (Cost — $ 14,686,411) — 110.8%		14,565,916
Liabilities in Excess of Other Assets — (10.8)%		(1,424,042)

Net Assets — 100.0%		$13,141,874

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	47

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2015	Value at October 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	64,943		3,005		61,938	$1,640,735	—		$90
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	11,981	29,977		4,203		37,755	$1,026,178	—		$99,047
BlackRock Commodity Strategies Fund, Institutional Class	50,220	18,800		—		69,020	$459,670	$95		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	33,555	25,997		59,552		—	—	$3,680		$(115,132)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	19,211	38,549		—		57,760	$559,117	—		$223
BlackRock Energy & Resources Portfolio, Institutional Class	—	9,936		9,936		—	—	—		$(50,873)
BlackRock Equity Dividend Fund, Institutional Class	14,382	29,571		4,368		39,585	$978,543	$16,186		$18,192
BlackRock EuroFund, Institutional Class	77,627	20,408		98,035		—	—	$42,754		$(37,178)
BlackRock Global Long/Short Credit Fund, Institutional Class	18,153	797		18,950		—	—	$6,068		$752
BlackRock Global Long/Short Equity Fund, Institutional Class	17,155	33,022		—		50,177	$595,102	—		—
BlackRock International Fund, Institutional Class	42,651	968		43,619		—	—	$13,684		$84,547
BlackRock International Opportunities Portfolio, Institutional Class	8,793	111,728		4,085		116,436	$3,833,060	$14,779		$16,748
BlackRock Liquidity Funds, TempFund, Institutional Class	2,072,299	—		1,689,900	[1]	382,399	$382,399	$535		—
BlackRock Liquidity Series, LLC, Money Market Series	$273,372	$309,778	[2]	—		$583,150	$583,150	$8,362	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	12,464	952		13,416		—	—	$1,144		$1,117
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	19,413	548		19,961		—	—	$2,588		$6,150
iShares International Developed Real Estate ETF	16,705	17,897		951		33,651	$987,657	$26,104		$(3,785)
iShares MSCI Canada ETF	—	8,174		8,174		—	—	—		$(1,808)
iShares MSCI Germany ETF	4,079	—		4,079		—	—	—		$40,582
iShares Russell 2000 ETF	2,156	319		—		2,475	$285,467	$4,019		—
iShares U.S. Consumer Goods ETF	—	2,619		—		2,619	$286,807	$3,021		—
iShares U.S. Energy ETF	6,227	—		6,227		—	—	$1,359		$(77,312)
iShares U.S. Financials ETF	6,187	776		6,963		—	—	$4,205		$134,868
iShares U.S. Healthcare ETF	3,074	452		3,526		—	—	$307		$61,995
iShares U.S. Industrial ETF	3,514	—		2,135		1,379	$145,071	$3,913		$18,120
iShares U.S. Real Estate ETF	3,634	10,229		518		13,345	$1,005,679	$24,306		$(380)
iShares U.S. Technology ETF	6,288	737		6,288		737	$80,517	$3,148		$96,410
Master Basic Value LLC	$773,490	—		$773,490	[1,4]	—	—	$7,045		$59,851
Master Large Cap Growth Portfolio	$802,104	$914,660	[2,4]	—		$1,716,764	$1,716,764	$20,701		$67,700
Master Total Return Portfolio	$1,204,456	—		$1,204,456	[1,4]	—	—	$6,809		$(7,831)

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2045 Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
11	E-Mini S&P 500 Futures	December 2015	$1,140,535	$72,281
(5)	U.S. Treasury Notes (10 Year)	December 2015	$638,438	(862)
10	U.S. Treasury Notes (5 Year)	December 2015	$1,197,734	900
Total				$72,319

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation[1]	—	—	$72,281	—	$900	—	$73,181
Liabilities - Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$862	—	$862

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$290,378	$60,624	$(45,515)	—	$305,487
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(48,886)	—	$5,545	—	$(43,341)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$2,500,182
Average notional value of contracts — short	$1,823,690

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	49

Schedule of Investments (concluded)	BlackRock LifePath® Active 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,266,002	$2,299,914	—	$14,565,916

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$72,281	—	—	$72,281
Interest rate contracts	900	—	—	900
Liabilities:
Interest rate contracts	(862)	—	—	(862)

Total	$72,319	—	—	$72,319

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$55,050	—	—	$55,050
Liabilities:
Collateral on securities loaned at value	—	$(583,150)	—	(583,150)

Total	$55,050	$(583,150)	—	$(528,100)

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock LifePath® Active 2050 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 104.3%
BlackRock Basic Value Fund, Inc., Class K (b)	57,715	$1,528,866
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	39,228	1,066,212
BlackRock Commodity Strategies Fund, Institutional Class	63,631	423,786
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	57,427	555,895
BlackRock Equity Dividend Fund, Institutional Class	40,843	1,009,650
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	49,968	592,621
BlackRock International Opportunities Portfolio, Institutional Class	117,121	3,855,609
iShares International Developed Real Estate ETF	33,742	990,328
iShares Russell 2000 ETF (c)	2,410	277,969
iShares U.S. Consumer Goods ETF (c)	1,940	212,449
iShares U.S. Energy ETF	866	33,177
iShares U.S. Financials ETF	796	71,147
iShares U.S. Industrials ETF	972	102,254

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Equity Funds (continued)
iShares U.S. Real Estate ETF	13,278	$1,000,630
iShares U.S. Technology ETF	981	107,174
Master Large Cap Growth Portfolio	$1,517,033	1,517,033

		13,344,800

Short-Term Securities — 6.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)	305,902	305,902
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(e)	$499,815	499,815

		805,717
Total Affiliated Investment Companies (Cost — $14,320,767) — 110.6%		14,150,517
Liabilities in Excess of Other Assets — (10.6)%		(1,351,716)

Net Assets — 100.0%		$12,798,801

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	51

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2015	Value at October 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	63,588		5,873		57,715	$1,528,866	—		$(6,961)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	12,105	32,510		5,387		39,228	$1,066,212	—		$87,563
BlackRock Commodity Strategies Fund, Institutional Class	46,269	17,362		—		63,631	$423,786	$87		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	33,053	23,201		56,254		—	—	$3,625		$(118,537)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	11,644	45,783		—		57,427	$555,895	—		—
BlackRock Energy & Resources Portfolio, Institutional Class	—	9,242		9,242		—	—	—		$(47,320)
BlackRock Equity Dividend Fund, Institutional Class	14,441	32,079		5,677		40,843	$1,009,650	$17,091		$16,631
BlackRock EuroFund, Institutional Class	73,424	28,098		101,522		—	—	$40,306		$(15,939)
BlackRock Global Long/Short Credit Fund, Institutional Class	10,995	483		11,478		—	—	$3,675		$456
BlackRock Global Long/Short Equity Fund, Institutional Class	10,399	39,569		—		49,968	$592,621	—		$135
BlackRock International Fund, Institutional Class	31,873	723		32,596		—	—	$10,226		$62,261
BlackRock International Opportunities Portfolio, Institutional Class	7,983	112,977		3,839		117,121	$3,855,609	$7,363		$15,960
BlackRock Liquidity Funds, TempFund, Institutional Class	2,239,857	—		1,933,955	[1]	305,902	$305,902	$539		—
BlackRock Liquidity Series, LLC, Money Market Series	$251,864	$247,951	[2]	—		$499,815	$499,815	$8,082	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	10,980	839		11,819		—	—	$1,008		$14,026
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	11,739	332		12,071		—	—	$1,408		$3,720
iShares International Developed Real Estate ETF	18,833	14,909		—		33,742	$990,328	$33,757		—
iShares MSCI Canada ETF	—	8,653		8,653		—	—	—		$(1,913)
iShares MSCI Germany ETF	3,352	—		3,352		—	—	—		$32,973
iShares Russell 2000 ETF	1,695	715		—		2,410	$277,969	$3,733		—
iShares U.S. Consumer Goods ETF	—	2,590		650		1,940	$212,449	$2,611		$423
iShares U.S. Energy ETF	6,086	866		6,086		866	$33,177	$1,863		$(75,561)
iShares U.S. Financials ETF	6,054	765		6,023		796	$71,147	$4,521		$88,425
iShares U.S. Healthcare ETF	3,010	—		3,010		—	—	$350		$61,998
iShares U.S. Industrials ETF	3,443	—		2,471		972	$102,254	$3,637		$21,164
iShares U.S. Real Estate ETF	3,348	9,930		—		13,278	$1,000,630	$24,063		—
iShares U.S. Technology ETF	6,150	981		6,150		981	$107,174	$3,270		$85,451
Master Basic Value LLC	$755,914	—		$755,914	[1,4]	—	—	$6,815		$4,101
Master Large Cap Growth Portfolio	$775,439	$741,594	[2,4]	—		$1,517,033	$1,517,033	$19,532		$62,522
Master Total Return Portfolio	$724,622	—		$724,622	[1,4]	—	—	$4,931		$(385)

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2050 Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
11	E-Mini S&P 500 Futures	December 2015	$1,140,535	$70,838
(5)	U.S. Treasury Notes (10 Year)	December 2015	$638,438	(862)
9	U.S. Treasury Notes (5 Year)	December 2015	$1,077,961	810
Total				$70,786

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation	[1]	—	—	$70,838	—	$810	—	$71,648
Liabilities - Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation	[1]	—	—	—	—	$862	—	$862

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$287,068	$(4,094)	$4,647	—	$287,621
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(47,244)	—	$5,643	—	$(41,601)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$2,357,585
Average notional value of contracts — short	$1,753,184

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	53

Schedule of Investments (concluded)	BlackRock LifePath® Active 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$12,133,669	$2,016,848	—	$14,150,517

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$70,838	—	—	$70,838
Interest rate contracts	810	—	—	810
Liabilities:
Interest rate contracts	(862)	—	—	(862)

Total	$70,786	—	—	$70,786

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$54,150	—	—	$54,150
Liabilities:
Collateral on securities loaned at value	—	$(499,815)	—	(499,815)

Total	$54,150	$(499,815)	—	$(445,665)

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments October 31, 2015	BlackRock LifePath® Active 2055 Fund
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares	Value
Equity Funds — 90.1%
BlackRock Basic Value Fund, Inc., Class K (b)	11,738	$310,938
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	7,915	215,136
BlackRock Commodity Strategies Fund, Institutional Class	12,431	82,788
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	11,194	108,361
BlackRock Equity Dividend Fund, Institutional Class	8,319	205,643
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	9,751	115,644
BlackRock International Opportunities Portfolio, Institutional Class	22,618	744,598
iShares International Developed Real Estate ETF	6,496	190,657
iShares Russell 2000 ETF (c)	471	54,325
iShares U.S. Consumer Goods ETF (c)	508	55,631
iShares U.S. Financials ETF	317	28,333
iShares U.S. Industrials ETF	335	35,242
iShares U.S. Real Estate ETF	3,006	226,532

Affiliated Investment Companies(a)	Shares/ Beneficial Interest	Value
Equity Funds (continued)
iShares U.S. Technology ETF	143	$15,623
Master Large Cap Growth Portfolio	$297,925	297,925

		2,687,376

Short-Term Securities — 14.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (d)	325,999	325,999
BlackRock Liquidity Series, LLC, Money Market Series, 0.25% (d)(e)	$111,929	111,929

		437,928
Total Affiliated Investment Companies (Cost — $3,184,256) — 104.8%		3,125,304
Liabilities in Excess of Other Assets — (4.8)%		(144,553)

Net Assets — 100.0%		$2,980,751

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	55

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

Notes to Schedule of Investments

(a)	During the year ended October 31, 2015, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at October 31, 2015	Value at October 31, 2015	Income		Realized Gain (Loss)
BlackRock Basic Value Fund, Inc., Class K	—	12,546		808		11,738	$310,938	—		$ 144
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	2,717	5,907		709		7,915	$215,136	—		$ 16,526
BlackRock Commodity Strategies Fund, Institutional Class	10,078	2,353		—		12,431	$ 82,788	$ 19		—
BlackRock Emerging Markets Fund, Inc., Institutional Class	7,419	3,099		10,518		—	—	$ 814		$(23,787)
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	1,233	9,961		—		11,194	$108,361	—		—
BlackRock Energy & Resources Portfolio, Institutional Class	—	1,948		1,948		—	—	—		$ (9,976)
BlackRock Equity Dividend Fund, Institutional Class	3,243	5,811		735		8,319	$205,643	$3,314		$ 3,614
BlackRock EuroFund, Institutional Class	10,947	3,863		14,810		—	—	$6,459		$ 1,429
BlackRock Global Long/Short Credit Fund, Institutional Class	1,163	51		1,214		—	—	$ 388		$ 49
BlackRock Global Long/Short Equity Fund, Institutional Class	1,101	8,650		—		9,751	$115,644	—		$ 14
BlackRock International Fund, Institutional Class	8,554	194		8,748		—	—	$2,744		$ 14,238
BlackRock International Opportunities Portfolio, Institutional Class	2,849	20,520		751		22,618	$744,598	$2,628		$ 7,475
BlackRock Liquidity Funds, TempFund, Institutional Class	492,631	—		166,632	[1]	325,999	$325,999	$ 151		—
BlackRock Liquidity Series, LLC, Money Market Series	$ 24,548	$ 87,381	[2]	—		$111,929	$111,929	$1,725	[3]	—
BlackRock Pacific Fund, Inc., Institutional Class	3,650	279		3,929		—	—	$ 335		$ 949
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	996	28		1,024		—	—	$ 117		$ 316
iShares International Developed Real Estate ETF	6,244	252		—		6,496	$190,657	$6,889		—
iShares MSCI Canada ETF	—	1,510		1,510		—	—	—		$ (334)
iShares MSCI Germany ETF	1,233	—		1,233		—	—	—		$ 6,808
iShares Russell 2000 ETF	345	126		—		471	$ 54,325	$ 737		—
iShares U.S. Consumer Goods ETF	—	508		—		508	$ 55,631	$ 586		—
iShares U.S. Energy ETF	1,345	—		1,345		—	—	$ 293		$(16,699)
iShares U.S. Financials ETF	1,335	—		1,018		317	$ 28,333	$1,090		$ 19,525
iShares U.S. Healthcare ETF	665	—		665		—	—	$ 87		$ 14,187
iShares U.S. Industrials ETF	760	—		425		335	$ 35,242	$ 840		$ 3,557
iShares U.S. Real Estate ETF	355	2,651		—		3,006	$226,532	$4,698		—
iShares U.S. Technology ETF	1,360	143		1,360		143	$ 15,623	$ 681		$ 25,594
Master Basic Value LLC	$172,165	—		$172,165	[1,4]	—	—	$1,411		$ 10,716
Master Large Cap Growth Portfolio	$178,388	$119,537	[2,4]	—		$297,925	$297,925	$3,722		$ 12,231

[1]	Represents net shares/beneficial interest sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

[4]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock LifePath® Active 2055 Fund

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
3	E-Mini S&P 500 Futures	December 2015	$311,055	$18,659

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets - Derivative Financial Instruments
Financial futures contracts	Net unrealized appreciation	[1]	—	—	$18,659	—	—	—	$18,659

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the year ended October 31, 2015, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	$58,272	$13,709	—	—	$71,981
Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(4,936)	—	—	—	$(4,936)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — long	$381,181
Average notional value of contracts — short	$35,300

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	57

Schedule of Investments (concluded)	BlackRock LifePath® Active 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,715,450	$409,854	—	$3,125,304

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$18,659	—	—	$18,659

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts.	$13,800	—	—	$13,800
Liabilities:
Collateral on securities loaned at value	—	$(111,929)	—	(111,929)

Total	$13,800	$(111,929)	—	$(98,129)

During the year ended October 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	OCTOBER 31, 2015

Statements of Assets and Liabilities

October 31, 2015	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Assets
Investments at value — affiliated[1,2]	$22,777,489	$36,634,444	$30,992,107	$29,398,178	$21,819,262	$19,957,418	$14,565,916	$14,150,517	$3,125,304
Cash pledged for financial futures contracts	79,500	176,700	122,250	134,350	77,520	74,310	55,050	54,150	13,800
Receivables:
Investments sold — affiliated	—	—	—	—	137,482	—	—	—	—
Securities lending income — affiliated	140	241	331	556	552	276	411	346	96
Capital shares sold	24,251	35,683	41,016	19,090	22,651	80,470	19,822	24,455	9,553
Dividends	70	297	143	5,297	1,690	640	288	13	57
From the Manager	72,941	48,674	45,404	42,850	38,846	37,961	34,999	35,621	23,326
Variation margin receivable on financial futures contracts	1,307	1,147	677	286	—	—	—	—	—
Prepaid expenses	26,165	25,395	25,384	25,439	25,463	25,142	25,080	25,090	14,511

Total assets	22,981,863	36,922,581	31,227,312	29,626,046	22,123,466	20,176,217	14,701,566	14,290,192	3,186,647

Liabilities
Collateral on securities loaned at value	1,226,974	1,535,809	975,308	1,065,017	905,883	604,815	583,150	499,815	111,929
Payables:
Capital shares redeemed	1,471,726	2,857,074	2,071,097	1,319,693	1,382,391	1,422,351	937,738	955,053	68,544
Officer’s and Trustees’ fees	1,278	5,233	5,232	5,231	1,262	1,268	1,247	1,244	1,234
Other accrued expenses	33,052	27,524	28,393	25,730	27,199	27,064	27,984	25,895	22,579
Other affiliates	190	84	200	135	90	168	45	97	—
Service and distribution fees	5,620	9,554	8,262	7,591	5,688	5,445	4,044	3,808	231
Variation margin payable on financial futures contracts	4,759	12,875	8,636	10,929	6,152	6,298	5,484	5,479	1,379

Total liabilities	2,743,599	4,448,153	3,097,128	2,434,326	2,328,665	2,067,409	1,559,692	1,491,391	205,896

Net Assets	$20,238,264	$32,474,428	$28,130,184	$27,191,720	$19,794,801	$18,108,808	$13,141,874	$12,798,801	$2,980,751

Net Assets Consist of
Paid-in capital	$19,442,755	$30,907,209	$26,161,979	$24,736,015	$18,603,069	$16,588,870	$12,262,999	$12,038,999	$2,778,854
Undistributed net investment income	241,134	253,955	194,242	222,410	143,029	140,694	80,955	73,219	18,171
Undistributed net realized gain	732,159	1,376,036	1,972,842	2,113,887	1,191,407	1,388,733	846,096	786,047	224,019
Net unrealized appreciation (depreciation)	(177,784)	(62,772)	(198,879)	119,408	(142,704)	(9,489)	(48,176)	(99,464)	(40,293)

Net Assets	$20,238,264	$32,474,428	$28,130,184	$27,191,720	$19,794,801	$18,108,808	$13,141,874	$12,798,801	$2,980,751

[1] Investments at cost — affiliated	$23,026,928	$36,878,650	$31,315,557	$29,428,826	$22,050,724	$20,052,284	$14,686,411	$14,320,767	$3,184,256
[2] Securities loaned at value	$1,190,848	$1,490,286	$945,940	$1,033,606	$879,988	$586,932	$566,433	$485,345	$108,722

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	59

Statements of Assets and Liabilities (concluded)

October 31, 2015	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund

Net Asset Value
Institutional
Net assets	$990,789	$57,722	$34,295	$91,449	$40,637	$101,655	$70,791	$171,866	$27,714

Shares outstanding[1]	95,731	5,514	3,245	8,995	3,875	9,736	6,233	16,323	2,500

Net asset value	$10.35	$10.47	$10.57	$10.17	$10.49	$10.44	$11.36	$10.53	$11.09

Investor A
Net assets	$12,178,618	$19,402,089	$15,323,819	$16,083,567	$11,052,533	$9,542,580	$6,302,786	$6,215,097	$269,063

Shares outstanding[1]	1,188,358	1,871,847	1,459,728	1,597,644	1,063,946	924,252	563,233	597,319	24,363

Net asset value	$10.25	$10.37	$10.50	$10.07	$10.39	$10.32	$11.19	$10.40	$11.04

Class K
Net assets	$751,893	$1,585,198	$1,860,292	$1,751,320	$1,327,440	$1,161,874	$690,784	$668,994	$2,243,026

Shares outstanding[1]	72,627	151,523	175,716	171,996	126,498	111,201	60,742	63,476	202,119

Net asset value	$10.35	$10.46	$10.59	$10.18	$10.49	$10.45	$11.37	$10.54	$11.10

Class R
Net assets	$6,316,964	$11,429,419	$10,911,778	$9,265,384	$7,374,191	$7,302,699	$6,077,513	$5,742,844	$440,948

Shares outstanding[1]	617,113	1,113,225	1,048,145	925,176	716,185	710,709	548,353	555,099	40,087

Net asset value	$10.24	$10.27	$10.41	$10.01	$10.30	$10.28	$11.08	$10.35	$11.00

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	OCTOBER 31, 2015

Statements of Operations

Year Ended October 31, 2015	BlackRock LifePath® Active Retirement Fund	BlackRock LifePath® Active 2020 Fund	BlackRock LifePath® Active 2025 Fund	BlackRock LifePath® Active 2030 Fund	BlackRock LifePath® Active 2035 Fund	BlackRock LifePath® Active 2040 Fund	BlackRock LifePath® Active 2045 Fund	BlackRock LifePath® Active 2050 Fund	BlackRock LifePath® Active 2055 Fund
Investment Income
Dividends — affiliated	$168,741	$271,182	$264,294	$294,088	$237,201	$263,825	$171,895	$163,133	$32,870
Securities lending income — affiliated — net	6,473	9,942	9,368	12,378	5,014	9,584	8,362	8,082	1,725
Other income — affiliated	997	1,117	836	527	616	845	235	281	107
Net investment income allocated from the affiliated Master Portfolios:
Income	252,203	318,795	217,485	164,610	81,727	56,675	34,555	31,278	5,133
Expenses	(14,969)	(23,665)	(20,889)	(20,731)	(15,679)	(15,182)	(9,621)	(8,997)	(1,704)

Total income	413,445	577,371	471,094	450,872	308,879	315,747	205,426	193,777	38,131

Fund Expenses
Professional	116,029	60,452	55,995	56,394	49,670	49,990	43,018	42,252	35,560
Registration	64,727	61,317	60,949	61,176	60,947	60,635	60,486	60,443	60,668
Service — Investor A	38,245	57,127	43,640	47,700	31,925	34,309	17,280	17,262	666
Service and distribution — Class R	33,784	56,546	59,450	47,048	38,564	37,322	31,546	29,104	1,008
Printing	23,606	28,708	25,696	25,949	20,909	21,285	16,605	16,671	10,335
Accounting services	16,675	18,830	17,991	17,830	16,483	15,320	13,885	13,821	10,174
Custodian	15,679	15,755	14,701	12,167	15,906	15,919	15,932	15,752	12,180
Administration	11,219	17,009	14,817	14,466	10,421	10,675	6,640	6,416	1,310
Officer and Trustees	8,938	20,617	20,562	20,548	6,556	6,590	6,360	6,342	6,100
Administration — Institutional	105	15	29	19	18	22	15	36	7
Administration — Investor A	3,202	4,756	3,634	3,983	2,655	2,855	1,437	1,433	55
Administration — Class K	150	307	299	323	254	223	125	121	470
Administration — Class R	1,405	2,345	2,483	1,960	1,611	1,554	1,315	1,212	41
Transfer agent — Institutional	272	264	171	237	218	290	234	411	49
Transfer agent — Investor A	26,491	30,734	27,064	27,384	22,767	24,740	18,122	26,696	1,147
Transfer agent — Class K	260	241	261	378	294	324	396	336	162
Transfer agent — Class R	15,494	16,484	22,804	14,188	16,645	15,923	14,952	16,221	256
Miscellaneous	7,337	7,482	7,455	7,421	7,334	7,337	7,220	7,139	9,342

Total expenses	383,618	398,989	378,001	359,171	303,177	305,313	255,568	261,668	149,530
Less:
Administration fees waived	(11,219)	(17,009)	(14,817)	(14,466)	(10,421)	(10,675)	(6,640)	(6,416)	(1,310)
Administration fees waived — class specific	(4,749)	(7,423)	(6,422)	(6,285)	(4,538)	(4,654)	(2,873)	(2,802)	(546)
Transfer agent fees waived — class specific	(221)	(387)	(468)	(519)	(415)	(518)	(495)	(340)	(138)
Transfer agent fees reimbursed — class specific	(20,747)	(14,224)	(21,586)	(14,049)	(19,713)	(20,192)	(20,575)	(30,954)	(1,034)
Expenses reimbursed by the Manager	(252,666)	(212,836)	(203,024)	(201,160)	(177,480)	(176,751)	(163,181)	(162,095)	(144,034)

Total expenses after fees waived and/or reimbursed	94,016	147,110	131,684	122,692	90,610	92,523	61,804	59,061	2,468

Net investment income	319,429	430,261	339,410	328,180	218,269	223,224	143,622	134,716	35,663

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — affiliated	207,952	461,195	553,830	571,445	80,406	111,275	109,426	37,228	23,419
Capital gain distributions received from affiliated investment companies	159,069	279,113	293,557	309,120	234,039	296,361	182,947	187,727	40,210
Allocation from the affiliated Master Portfolios	258,797	395,208	366,356	446,659	186,924	249,783	119,720	66,238	22,947
Financial futures contracts	330,728	569,869	583,847	673,238	442,115	490,118	305,487	287,621	71,981
Foreign currency transactions	17,818	29,358	27,732	30,710	22,063	25,307	15,229	15,482	2,553

	974,364	1,734,743	1,825,322	2,031,172	965,547	1,172,844	732,809	594,296	161,110

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(1,050,515)	(1,824,213)	(1,909,304)	(2,041,023)	(1,337,565)	(1,534,821)	(941,624)	(862,971)	(195,615)
Allocation from affiliated Master Portfolios	(258,820)	(340,940)	(268,512)	(319,310)	(60,662)	(139,947)	(31,276)	17,508	(8,387)
Financial futures contracts	(64,480)	(71,105)	(127,673)	(96,449)	(93,707)	(96,050)	(43,341)	(41,601)	(4,936)

	(1,373,815)	(2,236,258)	(2,305,489)	(2,456,782)	(1,491,934)	(1,770,818)	(1,016,241)	(887,064)	(208,938)

Net realized and unrealized loss	(399,451)	(501,515)	(480,167)	(425,610)	(526,387)	(597,974)	(283,432)	(292,768)	(47,828)

Net Decrease in Net Assets Resulting from Operations	$(80,022)	$(71,254)	$(140,757)	$(97,430)	$(308,118)	$(374,750)	$(139,810)	$(158,052)	$(12,165)

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	61

Statements of Changes in Net Assets

	BlackRock LifePath® Active Retirement Fund		BlackRock LifePath® Active 2020 Fund		BlackRock LifePath® Active 2025 Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014	2015	2014

Operations
Net investment income	$319,429	$433,539	$430,261	$486,950	$339,410	$436,204
Net realized gain	974,364	1,319,288	1,734,743	1,632,165	1,825,322	1,891,723
Net change in unrealized appreciation (depreciation)	(1,373,815)	(372,670)	(2,236,258)	(332,188)	(2,305,489)	(313,629)

Net increase (decrease) in net assets resulting from operations	(80,022)	1,380,157	(71,254)	1,786,927	(140,757)	2,014,298

Distributions to Shareholders[1]
From net investment income:
Institutional	(3,236)	(1,201)	(1,563)	(2,370)	(8,470)	(9,428)
Investor A	(534,967)	(339,600)	(577,258)	(417,584)	(433,394)	(363,066)
Class K	(22,012)	(13,246)	(38,624)	(27,424)	(16,399)	(11,471)
Class R	(199,786)	(115,953)	(262,555)	(202,624)	(301,738)	(156,040)
From net realized gain:
Institutional	(4,909)	(2,335)	(2,593)	(4,863)	(16,444)	(13,366)
Investor A	(879,876)	(710,560)	(973,003)	(941,251)	(925,863)	(583,145)
Class K	(32,499)	(24,549)	(58,075)	(55,312)	(30,704)	(16,194)
Class R	(342,557)	(285,532)	(483,133)	(515,448)	(684,230)	(284,280)

Decrease in net assets resulting from distributions to shareholders	(2,019,842)	(1,492,976)	(2,396,804)	(2,166,876)	(2,417,242)	(1,436,990)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,879,065)	2,698,602	1,669,368	6,750,157	(187,245)	3,576,480

Net Assets
Total increase (decrease) in net assets	(3,978,929)	2,585,783	(798,690)	6,370,208	(2,745,244)	4,153,788
Beginning of year	24,217,193	21,631,410	33,273,118	26,902,910	30,875,428	26,721,640

End of year	$20,238,264	$24,217,193	$32,474,428	$33,273,118	$28,130,184	$30,875,428

Undistributed net investment income, end of year	$241,134	$408,814	$253,955	$377,849	$194,242	$364,183

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	OCTOBER 31, 2015

Statements of Changes in Net Assets (continued)

	BlackRock LifePath® Active 2030 Fund		BlackRock LifePath® Active 2035 Fund		BlackRock LifePath® Active 2040 Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014	2015	2014

Operations
Net investment income	$328,180	$399,762	$218,269	$220,329	$223,224	$248,937
Net realized gain	2,031,172	2,073,282	965,547	1,327,375	1,172,844	1,927,281
Net change in unrealized appreciation (depreciation)	(2,456,782)	(427,161)	(1,491,934)	(330,762)	(1,770,818)	(684,585)

Net increase (decrease) in net assets resulting from operations	(97,430)	2,045,883	(308,118)	1,216,942	(374,750)	1,491,633

Distributions to Shareholders[1]
From net investment income:
Institutional	(2,569)	(1,884)	(1,889)	(595)	(2,097)	(1,872)
Investor A	(407,723)	(402,907)	(196,047)	(154,258)	(233,509)	(224,496)
Class K	(23,476)	(26,854)	(16,301)	(16,326)	(17,971)	(10,703)
Class R	(166,233)	(158,354)	(121,765)	(78,821)	(116,425)	(92,930)
From net realized gain:
Institutional	(6,335)	(4,511)	(4,438)	(1,940)	(7,379)	(5,004)
Investor A	(1,122,552)	(1,063,823)	(535,620)	(552,835)	(928,713)	(664,230)
Class K	(55,594)	(63,122)	(37,102)	(50,677)	(60,155)	(27,676)
Class R	(525,202)	(480,790)	(361,826)	(320,940)	(523,640)	(323,881)

Decrease in net assets resulting from distributions to shareholders	(2,309,684)	(2,202,245)	(1,274,988)	(1,176,392)	(1,889,889)	(1,350,792)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(1,241,951)	5,188,418	411,222	7,051,501	(947,358)	3,197,605

Net Assets
Total increase (decrease) in net assets	(3,649,065)	5,032,056	(1,171,884)	7,092,051	(3,211,997)	3,338,446
Beginning of year	30,840,785	25,808,729	20,966,685	13,874,634	21,320,805	17,982,359

End of year	$27,191,720	$30,840,785	$19,794,801	$20,966,685	$18,108,808	$21,320,805

Undistributed net investment income, end of year	$222,410	$250,942	$143,029	$113,345	$140,694	$127,151

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	63

Statements of Changes in Net Assets (concluded)

	BlackRock LifePath® Active 2045 Fund		BlackRock LifePath® Active 2050 Fund		BlackRock LifePath® Active 2055 Fund
	Year Ended October 31,		Year Ended October 31,		Year Ended October 31,
Increase (Decrease) in Net Assets:	2015	2014	2015	2014	2015	2014

Operations
Net investment income	$143,622	$129,170	$134,716	$109,835	$35,663	$41,007
Net realized gain	732,809	881,237	594,296	830,682	161,110	223,105
Net change in unrealized appreciation (depreciation)	(1,016,241)	(261,643)	(887,064)	(237,948)	(208,938)	(42,220)

Net increase (decrease) in net assets resulting from operations	(139,810)	748,764	(158,052)	702,569	(12,165)	221,892

Distributions to Shareholders[1]
From net investment income:
Institutional	(1,333)	(1,458)	(3,040)	(2,564)	(456)	(645)
Investor A	(105,173)	(90,146)	(91,512)	(74,714)	(2,894)	(2,323)
Class K	(11,508)	(9,034)	(10,227)	(7,237)	(37,574)	(51,500)
Class R	(96,986)	(54,362)	(80,221)	(40,486)	(1,074)	(534)
From net realized gain:
Institutional	(3,671)	(3,740)	(8,600)	(6,264)	(2,037)	(288)
Investor A	(332,673)	(256,547)	(300,297)	(203,080)	(14,584)	(1,068)
Class K	(30,035)	(22,370)	(27,472)	(17,141)	(156,816)	(22,208)
Class R	(323,004)	(181,777)	(280,211)	(131,926)	(5,416)	(288)

Decrease in net assets resulting from distributions to shareholders	(904,383)	(619,434)	(801,580)	(483,412)	(220,851)	(78,854)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	602,377	4,586,558	1,251,687	5,172,191	611,687	117,677

Net Assets
Total increase (decrease) in net assets	(441,816)	4,715,888	292,055	5,391,348	378,671	260,715
Beginning of year	13,583,690	8,867,802	12,506,746	7,115,398	2,602,080	2,341,365

End of year	$13,141,874	$13,583,690	$12,798,801	$12,506,746	$2,980,751	$2,602,080

Undistributed net investment income, end of year	$80,955	$61,230	$73,219	$41,137	$18,171	$13,066

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	OCTOBER 31, 2015

Financial Highlights	BlackRock LifePath® Active Retirement Fund

	Institutional			Investor A
	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
	2015	2014		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.33	$11.41	$10.72	$11.23	$11.32	$10.63	$10.28	$10.05

Net investment income[2]	0.17	0.23	0.23	0.15	0.21	0.24	0.26	0.23
Net realized and unrealized gain (loss)	(0.18)	0.48	0.90	(0.19)	0.47	0.85	0.70	0.18

Net increase (decrease) from investment operations	(0.01)	0.71	1.13	(0.04)	0.68	1.09	0.96	0.41

Distributions:[3]
From net investment income	(0.39)	(0.27)	(0.18)	(0.36)	(0.25)	(0.14)	(0.28)	(0.18)
From net realized gain	(0.58)	(0.52)	(0.26)	(0.58)	(0.52)	(0.26)	(0.33)	—

Total distributions	(0.97)	(0.79)	(0.44)	(0.94)	(0.77)	(0.40)	(0.61)	(0.18)

Net asset value, end of period	$10.35	$11.33	$11.41	$10.25	$11.23	$11.32	$10.63	$10.28

Total Return[4]
Based on net asset value	(0.13)%	6.61%	10.93%[5]	(0.42)%	6.38%	10.59%	9.96%	4.10%[6]

Ratios to Average Net Assets
Total expenses[7]	1.53%	1.21%	1.69%[8]	1.63%	1.27%	1.58%	1.69%	1.62%

Total expenses after fees waived and/or reimbursed[7]	0.12%	0.22%	0.31%[8]	0.42%	0.47%	0.56%	0.73%	0.65%

Net investment income[7]	1.58%	2.09%	2.58%[8]	1.43%	1.92%	2.22%	2.50%	2.23%

Supplemental Data
Net assets, end of period (000)	$991	$119	$51	$12,179	$17,321	$15,076	$9,189	$8,594

Portfolio turnover rate	41%	42%	97%[9]	41%	42%	97%	87%	112%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.54%	0.42%	0.28%	0.33%	0.43%

[8]	Annualized.
[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	65

Financial Highlights (concluded)	BlackRock LifePath® Active Retirement Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$11.34	$11.42	$10.72	$10.37	$10.12	$11.23	$11.31	$10.62	$10.26	$10.04

Net investment income[2]	0.19	0.25	0.26	0.30	0.27	0.12	0.19	0.22	0.23	0.20
Net realized and unrealized gain (loss)	(0.20)	0.47	0.88	0.70	0.19	(0.19)	0.46	0.85	0.70	0.18

Net increase (decrease) from investment operations	(0.01)	0.72	1.14	1.00	0.46	(0.07)	0.65	1.07	0.93	0.38

Distributions:[3]
From net investment income	(0.40)	(0.28)	(0.18)	(0.32)	(0.21)	(0.34)	(0.21)	(0.12)	(0.24)	(0.16)
From net realized gain	(0.58)	(0.52)	(0.26)	(0.33)	—	(0.58)	(0.52)	(0.26)	(0.33)	—

Total distributions	(0.98)	(0.80)	(0.44)	(0.65)	(0.21)	(0.92)	(0.73)	(0.38)	(0.57)	(0.16)

Net asset value, end of year	$10.35	$11.34	$11.42	$10.72	$10.37	$10.24	$11.23	$11.31	$10.62	$10.26

Total Return[4]
Based on net asset value	(0.13)%	6.74%	11.03%	10.31%	4.56%[5]	(0.66)%	6.12%	10.42%	9.59%	3.76%[5]

Ratios to Average Net Assets
Total expenses[6]	1.29%	0.92%	1.30%	1.50%	1.51%	1.95%	1.56%	1.86%	1.91%	1.92%

Total expenses after fees waived and/or reimbursed[6]	0.07%	0.12%	0.20%	0.28%	0.27%	0.66%	0.71%	0.80%	0.96%	0.97%

Net investment income[6]	1.75%	2.26%	2.45%	2.88%	2.61%	1.17%	1.67%	2.06%	2.21%	1.92%

Supplemental Data
Net assets, end of year (000)	$752	$608	$521	$139	$96	$6,317	$6,169	$5,983	$8,177	$6,299

Portfolio turnover rate	41%	42%	97%	87%	112%	41%	42%	97%	87%	112%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.54%	0.42%	0.28%	0.33%	0.43%

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	OCTOBER 31, 2015

Financial Highlights	BlackRock LifePath® Active 2020 Fund

	Institutional			Investor A
	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
	2015	2014		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.23	$11.47	$10.57	$11.15	$11.40	$10.49	$10.08	$9.84

Net investment income[2]	0.18	0.21	0.10	0.13	0.19	0.23	0.24	0.20
Net realized and unrealized gain (loss)	(0.17)	0.53	1.23	(0.14)	0.51	1.07	0.71	0.22

Net increase (decrease) from investment operations	0.01	0.74	1.33	(0.01)	0.70	1.30	0.95	0.42

Distributions:[3]
From net investment income	(0.29)	(0.32)	(0.17)	(0.29)	(0.29)	(0.13)	(0.25)	(0.18)
From net realized gain	(0.48)	(0.66)	(0.26)	(0.48)	(0.66)	(0.26)	(0.29)	—

Total distributions	(0.77)	(0.98)	(0.43)	(0.77)	(0.95)	(0.39)	(0.54)	(0.18)

Net asset value, end of period	$10.47	$11.23	$11.47	$10.37	$11.15	$11.40	$10.49	$10.08

Total Return[4]
Based on net asset value	0.11%	6.90%	13.05%[5]	(0.13)%	6.56%	12.83%	9.98%	4.24%[6]

Ratios to Average Net Assets
Total expenses[7]	1.08%	0.95%	1.85%[8]	1.11%	1.18%	1.42%	1.54%	1.52%

Total expenses after fees waived and/or reimbursed[7]	0.17%	0.21%	0.30%[8]	0.42%	0.46%	0.54%	0.72%	0.68%

Net investment income[7]	1.69%	1.85%	2.54%[8]	1.27%	1.68%	2.10%	2.35%	1.97%

Supplemental Data
Net assets, end of period (000)	$58	$157	$83	$19,402	$22,144	$16,884	$11,084	$9,994

Portfolio turnover rate	45%	41%	91%[9]	45%	41%	91%	68%	138%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.54%	0.46%	0.34%	0.36%	0.47%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	67

Financial Highlights (concluded)	BlackRock LifePath® Active 2020 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$11.25	$11.48	$10.57	$10.16	$9.90	$11.06	$11.30	$10.41	$10.01	$9.77

Net investment income[2]	0.17	0.22	0.26	0.28	0.25	0.11	0.16	0.20	0.21	0.17
Net realized and unrealized gain (loss)	(0.16)	0.54	1.08	0.71	0.22	(0.16)	0.52	1.06	0.70	0.22

Net increase (decrease) from investment operations	0.01	0.76	1.34	0.99	0.47	(0.05)	0.68	1.26	0.91	0.39

Distributions:[3]
From net investment income	(0.32)	(0.33)	(0.17)	(0.29)	(0.21)	(0.26)	(0.26)	(0.11)	(0.22)	(0.15)
From net realized gain	(0.48)	(0.66)	(0.26)	(0.29)	—	(0.48)	(0.66)	(0.26)	(0.29)	—

Total distributions	(0.80)	(0.99)	(0.43)	(0.58)	(0.21)	(0.74)	(0.92)	(0.37)	(0.51)	(0.15)

Net asset value, end of year	$10.46	$11.25	$11.48	$10.57	$10.16	$10.27	$11.06	$11.30	$10.41	$10.01

Total Return[4]
Based on net asset value	0.11%	7.04%	13.16%	10.41%	4.78%[5]	(0.45)%	6.39%	12.50%	9.67%	3.95%[5]

Ratios to Average Net Assets
Total expenses[6]	0.75%	0.80%	1.09%	1.25%	1.26%	1.38%	1.40%	1.65%	1.75%	1.79%

Total expenses after fees waived and/or reimbursed[6]	0.07%	0.11%	0.18%	0.27%	0.25%	0.66%	0.70%	0.78%	0.94%	0.96%

Net investment income[6]	1.61%	2.01%	2.43%	2.75%	2.40%	1.02%	1.46%	1.91%	2.12%	1.69%

Supplemental Data
Net assets, end of year (000)	$1,585	$1,396	$946	$594	$326	$11,429	$9,577	$8,991	$8,771	$7,599

Portfolio turnover rate	45%	41%	91%	68%	138%	45%	41%	91%	68%	138%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.54%	0.46%	0.34%	0.36%	0.47%

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	OCTOBER 31, 2015

Financial Highlights	BlackRock LifePath® Active 2025 Fund

	Institutional			Investor A
	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
	2015	2014		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.51	$11.26	$10.16	$11.44	$11.20	$10.09	$9.88	$9.60

Net investment income[2]	0.19	0.18	0.16	0.13	0.18	0.20	0.21	0.17
Net realized and unrealized gain (loss)	(0.20)	0.70	1.29	(0.17)	0.66	1.23	0.70	0.27

Net increase (decrease) from investment operations	(0.01)	0.88	1.45	(0.04)	0.84	1.43	0.91	0.44

Distributions:[3]
From net investment income	(0.32)	(0.26)	(0.16)	(0.29)	(0.23)	(0.13)	(0.23)	(0.16)
From net realized gain	(0.61)	(0.37)	(0.19)	(0.61)	(0.37)	(0.19)	(0.47)	—

Total distributions	(0.93)	(0.63)	(0.35)	(0.90)	(0.60)	(0.32)	(0.70)	(0.16)

Net asset value, end of period	$10.57	$11.51	$11.26	$10.50	$11.44	$11.20	$10.09	$9.88

Total Return[4]
Based on net asset value	(0.16)%	8.05%	14.89%[5]	(0.43)%	7.79%	14.60%	9.98%	4.54%[6]

Ratios to Average Net Assets
Total expenses[7]	0.84%	0.88%	1.84%[8]	1.20%	1.22%	1.45%	1.82%	1.85%

Total expenses after fees waived and/or reimbursed[7]	0.15%	0.20%	0.30%[8]	0.42%	0.47%	0.54%	0.73%	0.65%

Net investment income[7]	1.72%	1.62%	2.38%[8]	1.17%	1.63%	1.89%	2.13%	1.70%

Supplemental Data
Net assets, end of period (000)	$34	$437	$30	$15,324	$16,970	$17,803	$7,932	$6,181

Portfolio turnover rate	57%	49%	83%[9]	57%	49%	83%	76%	119%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.59%	0.47%	0.37%	0.38%	0.49%

[8]	Annualized.
[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	69

Financial Highlights (concluded)	BlackRock LifePath® Active 2025 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$11.53	$11.28	$10.16	$9.95	$9.66	$11.36	$11.12	$10.03	$9.80	$9.52

Net investment income[2]	0.15	0.22	0.23	0.25	0.22	0.10	0.15	0.18	0.18	0.14
Net realized and unrealized gain (loss)	(0.15)	0.66	1.24	0.70	0.27	(0.17)	0.66	1.21	0.70	0.27

Net increase (decrease) from investment operations	0.00	0.88	1.47	0.95	0.49	(0.07)	0.81	1.39	0.88	0.41

Distributions:[3]
From net investment income	(0.33)	(0.26)	(0.16)	(0.27)	(0.20)	(0.27)	(0.20)	(0.11)	(0.18)	(0.13)
From net realized gain	(0.61)	(0.37)	(0.19)	(0.47)	—	(0.61)	(0.37)	(0.19)	(0.47)	—

Total distributions	(0.94)	(0.63)	(0.35)	(0.74)	(0.20)	(0.88)	(0.57)	(0.30)	(0.65)	(0.13)

Net asset value, end of year	$10.59	$11.53	$11.28	$10.16	$9.95	$10.41	$11.36	$11.12	$10.03	$9.80

Total Return[4]
Based on net asset value	(0.06)%	8.14%	14.99%	10.38%	5.05%[5]	(0.69)%	7.58%	14.23%	9.72%	4.35%[5]

Ratios to Average Net Assets
Total expenses[6]	0.84%	0.88%	1.21%	1.60%	1.64%	1.48%	1.46%	1.72%	2.05%	2.09%

Total expenses after fees waived and/or reimbursed[6]	0.07%	0.12%	0.18%	0.25%	0.23%	0.66%	0.71%	0.77%	0.96%	0.95%

Net investment income[6]	1.36%	1.94%	2.19%	2.57%	2.14%	0.95%	1.31%	1.71%	1.87%	1.42%

Supplemental Data
Net assets, end of year (000)	$1,860	$570	$478	$184	$116	$10,912	$12,898	$8,411	$6,593	$5,443

Portfolio turnover rate	57%	49%	83%	76%	119%	57%	49%	83%	76%	119%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.59%	0.47%	0.37%	0.38%	0.49%

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	OCTOBER 31, 2015

Financial Highlights	BlackRock LifePath® Active 2030 Fund

	Institutional			Investor A
	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
	2015	2014		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.03	$11.18	$9.96	$10.93	$11.08	$9.87	$9.68	$9.35

Net investment income[2]	0.15	0.18	0.11	0.12	0.16	0.19	0.18	0.13
Net realized and unrealized gain (loss)	(0.14)	0.63	1.49	(0.13)	0.63	1.36	0.69	0.31

Net increase (decrease) from investment operations	0.01	0.81	1.60	(0.01)	0.79	1.55	0.87	0.44

Distributions:[3]
From net investment income	(0.25)	(0.28)	(0.16)	(0.23)	(0.26)	(0.12)	(0.18)	(0.11)
From net realized gain	(0.62)	(0.68)	(0.22)	(0.62)	(0.68)	(0.22)	(0.50)	—

Total distributions	(0.87)	(0.96)	(0.38)	(0.85)	(0.94)	(0.34)	(0.68)	(0.11)

Net asset value, end of period	$10.17	$11.03	$11.18	$10.07	$10.93	$11.08	$9.87	$9.68

Total Return[4]
Based on net asset value	0.07%	7.65%	16.81%[5]	(0.19)%	7.46%	16.28%	9.72%	4.69%[6]

Ratios to Average Net Assets
Total expenses[7]	1.06%	1.09%	1.92%[8]	1.20%	1.18%	1.41%	1.53%	1.51%

Total expenses after fees waived and/or reimbursed[7]	0.17%	0.22%	0.28%[8]	0.42%	0.47%	0.52%	0.68%	0.62%

Net investment income[7]	1.47%	1.64%	2.30%[8]	1.16%	1.46%	1.83%	1.84%	1.32%

Supplemental Data
Net assets, end of period (000)	$91	$110	$39	$16,084	$20,020	$17,115	$9,343	$8,008

Portfolio turnover rate	67%	66%	92%[9]	67%	66%	92%	73%	117%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.61%	0.50%	0.42%	0.45%	0.54%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	71

Financial Highlights (concluded)	BlackRock LifePath® Active 2030 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$11.05	$11.19	$9.96	$9.76	$9.43	$10.88	$11.02	$9.82	$9.62	$9.31

Net investment income[2]	0.14	0.20	0.21	0.22	0.17	0.09	0.13	0.18	0.15	0.10
Net realized and unrealized gain (loss)	(0.13)	0.63	1.40	0.71	0.31	(0.14)	0.63	1.34	0.70	0.30

Net increase (decrease) from investment operations	0.01	0.83	1.61	0.93	0.48	(0.05)	0.76	1.52	0.85	0.40

Distributions:[3]
From net investment income	(0.26)	(0.29)	(0.16)	(0.23)	(0.15)	(0.20)	(0.22)	(0.10)	(0.15)	(0.09)
From net realized gain	(0.62)	(0.68)	(0.22)	(0.50)	—	(0.62)	(0.68)	(0.22)	(0.50)	—

Total distributions	(0.88)	(0.97)	(0.38)	(0.73)	(0.15)	(0.82)	(0.90)	(0.32)	(0.65)	(0.09)

Net asset value, end of year	$10.18	$11.05	$11.19	$9.96	$9.76	$10.01	$10.88	$11.02	$9.82	$9.62

Total Return[4]
Based on net asset value	0.07%	7.80%	16.80%	10.24%	5.04%[5]	(0.56)%	7.26%	16.01%	9.49%	4.25%[5]

Ratios to Average Net Assets
Total expenses[6]	0.85%	0.83%	1.09%	1.22%	1.21%	1.46%	1.43%	1.69%	1.77%	1.80%

Total expenses after fees waived and/or reimbursed[6]	0.07%	0.12%	0.16%	0.22%	0.20%	0.66%	0.71%	0.76%	0.91%	0.92%

Net investment income[6]	1.37%	1.80%	2.08%	2.30%	1.74%	0.90%	1.19%	1.80%	1.59%	1.01%

Supplemental Data
Net assets, end of year (000)	$1,751	$1,143	$1,021	$432	$355	$9,265	$9,567	$7,634	$9,304	$7,463

Portfolio turnover rate	67%	66%	92%	73%	117%	67%	66%	92%	73%	117%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.61%	0.50%	0.42%	0.45%	0.54%

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	OCTOBER 31, 2015

Financial Highlights	BlackRock LifePath® Active 2035 Fund

	Institutional			Investor A
	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
	2015	2014		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.26	$11.34	$10.07	$11.16	$11.25	$9.97	$9.39	$9.07

Net investment income[2]	0.15	0.16	0.13	0.11	0.15	0.18	0.14	0.07
Net realized and unrealized gain (loss)	(0.22)	0.72	1.60	(0.21)	0.69	1.52	0.74	0.32

Net increase (decrease) from investment operations	(0.07)	0.88	1.73	(0.10)	0.84	1.70	0.88	0.39

Distributions:[3]
From net investment income	(0.21)	(0.23)	(0.22)	(0.18)	(0.20)	(0.18)	(0.12)	(0.07)
From net realized gain	(0.49)	(0.73)	(0.24)	(0.49)	(0.73)	(0.24)	(0.18)	—

Total distributions	(0.70)	(0.96)	(0.46)	(0.67)	(0.93)	(0.42)	(0.30)	(0.07)

Net asset value, end of period	$10.49	$11.26	$11.34	$10.39	$11.16	$11.25	$9.97	$9.39

Total Return[4]
Based on net asset value	(0.77)%	8.17%	18.13%[5]	(1.05)%	7.94%	17.66%	9.71%	4.32%[6]

Ratios to Average Net Assets
Total expenses[7]	1.18%	1.40%	2.35%[8]	1.38%	1.47%	2.08%	2.29%	2.16%

Total expenses after fees waived and/or reimbursed[7]	0.18%	0.22%	0.26%[8]	0.42%	0.47%	0.51%	0.67%	0.60%

Net investment income[7]	1.37%	1.47%	2.20%[8]	1.05%	1.35%	1.74%	1.44%	0.77%

Supplemental Data
Net assets, end of period (000)	$41	$102	$30	$11,053	$11,926	$8,329	$4,794	$4,878

Portfolio turnover rate	75%	61%	104%[9]	75%	61%	104%	76%	94%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.64%	0.50%	0.46%	0.54%	0.60%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	73

Financial Highlights (concluded)	BlackRock LifePath® Active 2035 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$11.27	$11.35	$10.07	$9.46	$9.13	$11.08	$11.18	$9.92	$9.31	$9.00

Net investment income[2]	0.14	0.19	0.20	0.18	0.12	0.09	0.12	0.16	0.11	0.05
Net realized and unrealized gain (loss)	(0.22)	0.70	1.54	0.77	0.31	(0.22)	0.69	1.50	0.75	0.31

Net increase (decrease) from investment operations	(0.08)	0.89	1.74	0.95	0.43	(0.13)	0.81	1.66	0.86	0.36

Distributions:[3]
From net investment income	(0.21)	(0.24)	(0.22)	(0.16)	(0.10)	(0.16)	(0.18)	(0.16)	(0.07)	(0.05)
From net realized gain	(0.49)	(0.73)	(0.24)	(0.18)	—	(0.49)	(0.73)	(0.24)	(0.18)	—

Total distributions	(0.70)	(0.97)	(0.46)	(0.34)	(0.10)	(0.65)	(0.91)	(0.40)	(0.25)	(0.05)

Net asset value, end of year	$10.49	$11.27	$11.35	$10.07	$9.46	$10.30	$11.08	$11.18	$9.92	$9.31

Total Return[4]
Based on net asset value	(0.80)%	8.27%	18.01%	10.45%	4.73%[5]	(1.28)%	7.65%	17.30%	9.53%	3.96%[5]

Ratios to Average Net Assets
Total expenses[6]	0.99%	1.09%	1.70%	1.98%	1.84%	1.67%	1.72%	2.36%	2.62%	2.43%

Total expenses after fees waived and/or reimbursed[6]	0.07%	0.12%	0.15%	0.18%	0.17%	0.66%	0.71%	0.75%	0.91%	0.91%

Net investment income[6]	1.29%	1.74%	1.93%	1.87%	1.23%	0.86%	1.08%	1.53%	1.20%	0.48%

Supplemental Data
Net assets, end of year (000)	$1,327	$878	$719	$234	$207	$7,374	$8,060	$4,797	$3,248	$3,273

Portfolio turnover rate	75%	61%	104%	76%	94%	75%	61%	104%	76%	94%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.64%	0.50%	0.46%	0.54%	0.60%

See Notes to Financial Statements.

74	BLACKROCK FUNDS II	OCTOBER 31, 2015

Financial Highlights	BlackRock LifePath® Active 2040 Fund

	Institutional			Investor A
	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
	2015	2014		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.52	$11.48	$9.96	$11.40	$11.37	$9.86	$9.50	$9.17

Net investment income[2]	0.14	0.18	0.12	0.11	0.15	0.18	0.13	0.08
Net realized and unrealized gain (loss)	(0.19)	0.75	1.76	(0.19)	0.75	1.65	0.73	0.32

Net increase (decrease) from investment operations	(0.05)	0.93	1.88	(0.08)	0.90	1.83	0.86	0.40

Distributions:[3]
From net investment income	(0.23)	(0.24)	(0.20)	(0.20)	(0.22)	(0.16)	(0.11)	(0.07)
From net realized gain	(0.80)	(0.65)	(0.16)	(0.80)	(0.65)	(0.16)	(0.39)	—

Total distributions	(1.03)	(0.89)	(0.36)	(1.00)	(0.87)	(0.32)	(0.50)	(0.07)

Net asset value, end of period	$10.44	$11.52	$11.48	$10.32	$11.40	$11.37	$9.86	$9.50

Total Return[4]
Based on net asset value	(0.61)%	8.49%	19.72%[5]	(0.87)%	8.25%	19.08%	9.56%	4.30%[6]

Ratios to Average Net Assets
Total expenses[7]	1.20%	1.26%	1.94%[8]	1.36%	1.41%	1.80%	2.05%	2.16%

Total expenses after fees waived and/or reimbursed[7]	0.17%	0.22%	0.26%[8]	0.42%	0.47%	0.51%	0.68%	0.66%

Net investment income[7]	1.31%	1.56%	1.81%[8]	1.06%	1.36%	1.68%	1.38%	0.82%

Supplemental Data
Net assets, end of period (000)	$102	$120	$88	$9,543	$13,008	$11,640	$6,203	$5,199

Portfolio turnover rate	93%	57%	102%[9]	93%	57%	102%	68%	99%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.69%	0.54%	0.48%	0.51%	0.63%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	75

Financial Highlights (concluded)	BlackRock LifePath® Active 2040 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$11.53	$11.48	$9.96	$9.60	$9.25	$11.36	$11.32	$9.83	$9.47	$9.14

Net investment income[2]	0.14	0.18	0.24	0.18	0.13	0.09	0.12	0.16	0.10	0.05
Net realized and unrealized gain (loss)	(0.18)	0.77	1.64	0.72	0.33	(0.19)	0.76	1.63	0.73	0.33

Net increase (decrease) from investment operations	(0.04)	0.95	1.88	0.90	0.46	(0.10)	0.88	1.79	0.83	0.38

Distributions:[3]
From net investment income	(0.24)	(0.25)	(0.20)	(0.15)	(0.11)	(0.18)	(0.19)	(0.14)	(0.08)	(0.05)
From net realized gain	(0.80)	(0.65)	(0.16)	(0.39)	—	(0.80)	(0.65)	(0.16)	(0.39)	—

Total distributions	(1.04)	(0.90)	(0.36)	(0.54)	(0.11)	(0.98)	(0.84)	(0.30)	(0.47)	(0.05)

Net asset value, end of year	$10.45	$11.53	$11.48	$9.96	$9.60	$10.28	$11.36	$11.32	$9.83	$9.47

Total Return[4]
Based on net asset value	(0.51)%	8.66%	19.49%	10.01%	4.95%[5]	(1.09)%	8.06%	18.71%	9.20%	4.18%[5]

Ratios to Average Net Assets
Total expenses[6]	0.97%	1.01%	1.46%	1.68%	1.78%	1.64%	1.67%	2.10%	2.35%	2.51%

Total expenses after fees waived and/or reimbursed[6]	0.07%	0.12%	0.15%	0.18%	0.17%	0.66%	0.71%	0.75%	0.91%	0.91%

Net investment income[6]	1.33%	1.61%	2.21%	1.81%	1.31%	0.83%	1.07%	1.53%	1.09%	0.56%

Supplemental Data
Net assets, end of year (000)	$1,162	$847	$468	$401	$224	$7,303	$7,346	$5,786	$5,211	$3,414

Portfolio turnover rate	93%	57%	102%	68%	99%	93%	57%	102%	68%	99%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.69%	0.54%	0.48%	0.51%	0.63%

See Notes to Financial Statements.

76	BLACKROCK FUNDS II	OCTOBER 31, 2015

Financial Highlights	BlackRock LifePath® Active 2045 Fund

	Institutional			Investor A
	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
	2015	2014		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$12.25	$12.14	$10.38	$12.08	$11.99	$10.24	$9.55	$9.21

Net investment income[2]	0.16	0.19	0.14	0.13	0.15	0.18	0.13	0.07
Net realized and unrealized gain (loss)	(0.22)	0.78	1.95	(0.22)	0.78	1.86	0.82	0.35

Net increase (decrease) from investment operations	(0.06)	0.97	2.09	(0.09)	0.93	2.04	0.95	0.42

Distributions:[3]
From net investment income	(0.22)	(0.24)	(0.22)	(0.19)	(0.22)	(0.18)	(0.10)	(0.08)
From net realized gain	(0.61)	(0.62)	(0.11)	(0.61)	(0.62)	(0.11)	(0.16)	—

Total distributions	(0.83)	(0.86)	(0.33)	(0.80)	(0.84)	(0.29)	(0.26)	(0.08)

Net asset value, end of period	$11.36	$12.25	$12.14	$11.19	$12.08	$11.99	$10.24	$9.55

Total Return[4]
Based on net asset value	(0.59)%	8.31%	20.95%[5]	(0.84)%	8.02%	20.45%	10.29%	4.50%[6]

Ratios to Average Net Assets
Total expenses[7]	1.64%	1.96%	2.93%[8]	1.83%	2.00%	2.80%	3.50%	4.24%

Total expenses after fees waived and/or reimbursed[7]	0.17%	0.22%	0.25%[8]	0.42%	0.47%	0.50%	0.70%	0.67%

Net investment income[7]	1.41%	1.61%	1.89%[8]	1.12%	1.29%	1.59%	1.33%	0.73%

Supplemental Data
Net assets, end of period (000)	$71	$72	$73	$6,303	$6,396	$4,944	$2,641	$1,656

Portfolio turnover rate	80%	72%	101%[9]	80%	72%	101%	103%	82%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.67%	0.54%	0.51%	0.49%	0.60%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	77

Financial Highlights (concluded)	BlackRock LifePath® Active 2045 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$12.27	$12.16	$10.38	$9.68	$9.32	$11.99	$11.90	$10.16	$9.48	$9.15

Net investment income[2]	0.17	0.20	0.22	0.18	0.12	0.10	0.12	0.15	0.11	0.05
Net realized and unrealized gain (loss)	(0.23)	0.78	1.89	0.82	0.36	(0.22)	0.77	1.85	0.80	0.34

Net increase (decrease) from investment operations	(0.06)	0.98	2.11	1.00	0.48	(0.12)	0.89	2.00	0.91	0.39

Distributions:[3]
From net investment income	(0.23)	(0.25)	(0.22)	(0.14)	(0.12)	(0.18)	(0.18)	(0.15)	(0.07)	(0.06)
From net realized gain	(0.61)	(0.62)	(0.11)	(0.16)	—	(0.61)	(0.62)	(0.11)	(0.16)	—

Total distributions	(0.84)	(0.87)	(0.33)	(0.30)	(0.12)	(0.79)	(0.80)	(0.26)	(0.23)	(0.06)

Net asset value, end of year	$11.37	$12.27	$12.16	$10.38	$9.68	$11.08	$11.99	$11.90	$10.16	$9.48

Total Return[4]
Based on net asset value	(0.57)%	8.38%	20.92%	10.76%	5.10%[5]	(1.11)%	7.79%	20.14%	9.92%	4.24%[5]

Ratios to Average Net Assets
Total expenses[6]	1.38%	1.60%	2.42%	3.17%	4.10%	2.05%	2.20%	3.04%	3.78%	4.41%

Total expenses after fees waived and/or reimbursed[6]	0.07%	0.12%	0.14%	0.20%	0.17%	0.66%	0.70%	0.74%	0.94%	0.91%

Net investment income[6]	1.48%	1.65%	1.95%	1.82%	1.19%	0.90%	1.00%	1.39%	1.10%	0.50%

Supplemental Data
Net assets, end of year (000)	$691	$589	$404	$222	$133	$6,078	$6,527	$3,447	$2,526	$2,168

Portfolio turnover rate	80%	72%	101%	103%	82%	80%	72%	101%	103%	82%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.67%	0.54%	0.51%	0.49%	0.60%

See Notes to Financial Statements.

78	BLACKROCK FUNDS II	OCTOBER 31, 2015

Financial Highlights	BlackRock LifePath® Active 2050 Fund

	Institutional			Investor A
	Year Ended October 31,		Period November 27, 2012[1] to October 31, 2013	Year Ended October 31,
	2015	2014		2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$11.31	$11.11	$9.45	$11.18	$11.00	$9.35	$8.99	$8.71

Net investment income[2]	0.15	0.16	0.13	0.11	0.14	0.15	0.12	0.07
Net realized and unrealized gain (loss)	(0.20)	0.77	1.87	(0.19)	0.75	1.80	0.70	0.31

Net increase (decrease) from investment operations	(0.05)	0.93	2.00	(0.08)	0.89	1.95	0.82	0.38

Distributions:[3]
From net investment income	(0.19)	(0.21)	(0.20)	(0.16)	(0.19)	(0.16)	(0.10)	(0.07)
From net realized gain	(0.54)	(0.52)	(0.14)	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)

Total distributions	(0.73)	(0.73)	(0.34)	(0.70)	(0.71)	(0.30)	(0.46)	(0.10)

Net asset value, end of period	$10.53	$11.31	$11.11	$10.40	$11.18	$11.00	$9.35	$8.99

Total Return[4]
Based on net asset value	(0.54)%	8.69%	22.07%[5]	(0.79)%	8.38%	21.47%	9.69%	4.39%[6]

Ratios to Average Net Assets
Total expenses[7]	1.58%	1.91%	3.16%[8]	1.98%	2.27%	3.40%	4.42%	4.87%

Total expenses after fees waived and/or reimbursed[7]	0.17%	0.24%	0.24%[8]	0.42%	0.48%	0.49%	0.68%	0.67%

Net investment income[7]	1.36%	1.49%	1.60%[8]	1.07%	1.23%	1.52%	1.35%	0.73%

Supplemental Data
Net assets, end of period (000)	$172	$180	$136	$6,215	$5,965	$4,009	$2,000	$1,374

Portfolio turnover rate	77%	68%	93%[9]	77%	68%	93%	81%	96%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Includes payment received from an affiliate, which had no impact on the Fund’s Investor A Shares total return.

[7]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.66%	0.50%	0.54%	0.53%	0.60%

[8]	Annualized.

[9]	Portfolio turnover rate is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	79

Financial Highlights (concluded)	BlackRock LifePath® Active 2050 Fund

	Class K1					Class R
	Year Ended October 31,					Year Ended October 31,
	2015	2014	2013	2012	2011	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of year	$11.32	$11.12	$9.45	$9.08	$8.79	$11.14	$10.96	$9.31	$8.95	$8.68

Net investment income[2]	0.16	0.17	0.18	0.17	0.11	0.09	0.10	0.14	0.10	0.04
Net realized and unrealized gain (loss)	(0.20)	0.77	1.83	0.70	0.32	(0.19)	0.76	1.79	0.69	0.32

Net increase (decrease) from investment operations	(0.04)	0.94	2.01	0.87	0.43	(0.10)	0.86	1.93	0.79	0.36

Distributions:[3]
From net investment income	(0.20)	(0.22)	(0.20)	(0.14)	(0.11)	(0.15)	(0.16)	(0.14)	(0.07)	(0.06)
From net realized gain	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)	(0.54)	(0.52)	(0.14)	(0.36)	(0.03)

Total distributions	(0.74)	(0.74)	(0.34)	(0.50)	(0.14)	(0.69)	(0.68)	(0.28)	(0.43)	(0.09)

Net asset value, end of year	$10.54	$11.32	$11.12	$9.45	$9.08	$10.35	$11.14	$10.96	$9.31	$8.95

Total Return[4]
Based on net asset value	(0.44)%	8.76%	21.94%	10.20%	4.91%[5]	(0.98)%	8.10%	21.31%	9.32%	4.17%[5]

Ratios to Average Net Assets
Total expenses[6]	1.40%	1.73%	2.82%	3.86%	4.00%	2.11%	2.45%	3.66%	4.72%	5.17%

Total expenses after fees waived and/or reimbursed[6]	0.07%	0.13%	0.13%	0.18%	0.17%	0.66%	0.72%	0.73%	0.92%	0.91%

Net investment income[6]	1.44%	1.55%	1.76%	1.88%	1.21%	0.86%	0.93%	1.37%	1.12%	0.48%

Supplemental Data
Net assets, end of year (000)	$669	$551	$344	$137	$76	$5,743	$5,811	$2,626	$2,165	$1,688

Portfolio turnover rate	77%	68%	93%	81%	96%	77%	68%	93%	81%	96%

[1]	On November 27, 2012, the Fund’s Institutional Shares were redesignated as Class K Shares.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Includes payment received from an affiliate, which had no impact on the Fund’s Class K and Class R Shares total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,
	2015	2014	2013	2012	2011
Investments in underlying funds	0.66%	0.50%	0.54%	0.53%	0.60%

See Notes to Financial Statements.

80	BLACKROCK FUNDS II	OCTOBER 31, 2015

Financial Highlights	BlackRock LifePath® Active 2055 Fund

	Institutional			Investor A
	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
	2015	2014		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$12.11	$11.43	$10.00	$12.06	$11.42	$10.00

Net investment income[2]	0.15	0.19	0.08	0.11	0.13	0.06
Net realized and unrealized gain (loss)	(0.18)	0.87	1.35	(0.16)	0.88	1.36

Net increase (decrease) from investment operations	(0.03)	1.06	1.43	(0.05)	1.01	1.42

Distributions:[3]
From net investment income	(0.18)	(0.26)	—	(0.16)	(0.25)	—
From net realized gain	(0.81)	(0.12)	—	(0.81)	(0.12)	—

Total distributions	(0.99)	(0.38)	—	(0.97)	(0.37)	—

Net asset value, end of period	$11.09	$12.11	$11.43	$11.04	$12.06	$11.42

Total Return[4]
Based on net asset value	(0.31)%	9.28%	14.30%[5]	(0.49)%	8.96%	14.20%[5]

Ratios to Average Net Assets
Total expenses[6]	5.57%	6.44%	11.19%[7,8]	6.07%	6.74%	9.51%[7,8]

Total expenses after fees waived and/or reimbursed[6]	0.18%	0.24%	0.24%[8]	0.42%	0.49%	0.49%[8]

Net investment income[6]	1.31%	1.60%	1.05%[8]	0.95%	1.08%	0.80%[8]

Supplemental Data
Net assets, end of period (000)	$28	$30	$29	$269	$201	$81

Portfolio turnover rate	68%	47%	45%	68%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
	2015	2014
Investments in underlying funds	0.64%	0.53%	0.54%

[7]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A would have been 12.47% and 10.80%, respectively.

[8]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS II	OCTOBER 31, 2015	81

Financial Highlights (concluded)	BlackRock LifePath® Active 2055 Fund

	Class K			Class R
	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
	2015	2014		2015	2014
Per Share Operating Performance
Net asset value, beginning of period	$12.12	$11.44	$10.00	$12.05	$11.40	$10.00

Net investment income[2]	0.16	0.20	0.08	0.06	0.12	0.04
Net realized and unrealized gain (loss)	(0.17)	0.87	1.36	(0.14)	0.86	1.36

Net increase (decrease) from investment operations	(0.01)	1.07	1.44	(0.08)	0.98	1.40

Distributions:[3]
From net investment income	(0.20)	(0.27)	—	(0.16)	(0.21)	—
From net realized gain	(0.81)	(0.12)	—	(0.81)	(0.12)	—

Total distributions	(1.01)	(0.39)	—	(0.97)	(0.33)	—

Net asset value, end of period	$11.10	$12.12	$11.44	$11.00	$12.05	$11.40

Total Return[4]
Based on net asset value	(0.20)%	9.46%	14.40%[5]	(0.76)%	8.71%	14.00%[5]

Ratios to Average Net Assets
Total expenses[6]	5.40%	6.05%	10.80%[7,8]	5.94%	7.49%	11.84%[7,8]

Total expenses after fees waived and/or reimbursed[6]	0.07%	0.14%	0.14%[8]	0.66%	0.73%	0.73%[8]

Net investment income[6]	1.41%	1.70%	1.16%[8]	0.56%	1.07%	0.57%[8]

Supplemental Data
Net assets, end of period (000)	$2,243	$2,333	$2,203	$441	$38	$28

Portfolio turnover rate	68%	47%	45%	68%	47%	45%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended October 31,		Period February 28, 2013[1] to October 31, 2013
	2015	2014
Investments in underlying funds	0.64%	0.53%	0.54%

[7]

Organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Class K and Class R would have been 12.08% and 13.12%, respectively.

[8]	Annualized.

See Notes to Financial Statements.

82	BLACKROCK FUNDS II	OCTOBER 31, 2015

Notes to Financial Statements

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds generally will invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in Master Portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock LifePath® Active Retirement Fund (formerly known as BlackRock LifePath® Active 2015 Portfolio)	LifePath® Active Retirement Fund	Non-diversified
BlackRock LifePath® Active 2020 Fund (formerly known as BlackRock LifePath® Active 2020 Portfolio)	LifePath® Active 2020 Fund	Non-diversified
BlackRock LifePath® Active 2025 Fund (formerly known as BlackRock LifePath® Active 2025 Portfolio)	LifePath® Active 2025 Fund	Non-diversified
BlackRock LifePath® Active 2030 Fund (formerly known as BlackRock LifePath® Active 2030 Portfolio)	LifePath® Active 2030 Fund	Non-diversified
BlackRock LifePath® Active 2035 Fund (formerly known as BlackRock LifePath® Active 2035 Portfolio)	LifePath® Active 2035 Fund	Non-diversified
BlackRock LifePath® Active 2040 Fund (formerly known as BlackRock LifePath® Active 2040 Portfolio)	LifePath® Active 2040 Fund	Non-diversified
BlackRock LifePath® Active 2045 Fund (formerly known as BlackRock LifePath® Active 2045 Portfolio)	LifePath® Active 2045 Fund	Non-diversified
BlackRock LifePath® Active 2050 Fund (formerly known as BlackRock LifePath® Active 2050 Portfolio)	LifePath® Active 2050 Fund	Non-diversified
BlackRock LifePath® Active 2055 Fund (formerly known as BlackRock LifePath® Active 2055 Portfolio)	LifePath® Active 2055 Fund	Non-diversified

As of period end, LifePath® Active Retirement Fund’s and LifePath® Active 2020 Fund’s investment in Master Total Return Portfolio of Master Bond LLC (the “Master Total Return Portfolio”) was 36% and 27% of LifePath® Active Retirement Fund’s net assets and LifePath® Active 2020 Fund’s net assets, respectively. The financial statements of Master Total Return Portfolio, including the Schedule of Investments, can be read in conjunction with LifePath® Active Retirement Fund’s and LifePath® Active 2020 Fund’s financial statements. Master Total Return Portfolio’s financial statements, included in filings under Master Bond LLC, are available, without charge, on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at http://www.sec.gov. By owning shares of the Underlying Funds and investing in the Master Portfolios, each of the Funds indirectly invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed income securities. Equity Underlying Funds may also include funds that invest in real estate-related securities or instruments and commodity-related securities or instruments. Fixed income Underlying Funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No1	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by the Manager or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at

BLACKROCK FUNDS II	OCTOBER 31, 2015	83

Notes to Financial Statements (continued)

least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and for interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

The market value of the Funds’ investments in the Underlying Funds is based on the published NAV of each Underlying Fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

•

The Funds value their investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the

84	BLACKROCK FUNDS II	OCTOBER 31, 2015

Notes to Financial Statements (continued)

parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

•	Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of securities on loan, all of which were classified affiliated investment companies in the Funds’ Schedules of Investments, and the value of the related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — affiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

BLACKROCK FUNDS II	OCTOBER 31, 2015	85

Notes to Financial Statements (continued)

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

LifePath® Active Retirement Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$375,510	$(375,510)	—
SG Americas Securities LLC	815,338	(815,338)	—

Total	$1,190,848	$(1,190,848)	—

LifePath® Active 2020 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$399,054	$(399,054)	—
SG Americas Securities LLC	1,091,232	(1,091,232)	—

Total	$1,490,286	$(1,490,286)	—

LifePath® Active 2025 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$146,634	$(146,634)	—
SG Americas Securities LLC	799,306	(799,306)	—

Total	$945,940	$(945,940)	—

LifePath® Active 2030 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$313,308	$(313,308)	—
SG Americas Securities LLC	720,298	(720,298)	—

Total	$1,033,606	$(1,033,606)	—

LifePath® Active 2035 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$458,190	$(458,190)	—
SG Americas Securities LLC	421,798	(421,798)	—

Total	$879,988	$(879,988)	—

[1]

Collateral with a value of $1,226,974, $1,535,809, $975,308, $1,065,017 and $905,883 has been received in connection with securities lending agreements for LifePath® Active Retirement Fund, LifePath® Active 2020 Fund, LifePath® Active 2025 Fund, LifePath® Active 2030 Fund and LifePath® Active 2035 Fund, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

86	BLACKROCK FUNDS II	OCTOBER 31, 2015

Notes to Financial Statements (continued)

LifePath® Active 2040 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$167,441	$(167,441)	—
SG Americas Securities LLC	419,491	(419,491)	—

Total	$586,932	$(586,932)	—

LifePath® Active 2045 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$283,850	$(283,850)	—
SG Americas Securities LLC	282,583	(282,583)	—

Total	$566,433	$(566,433)	—

LifePath® Active 2050 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$210,259	$(210,259)	—
SG Americas Securities LLC	275,086	(275,086)	—

Total	$485,345	$(485,345)	—

LifePath® Active 2055 Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]
JP Morgan Securities LLC	$54,974	$(54,974)	—
SG Americas Securities LLC	53,748	(53,748)	—

Total	$108,722	$(108,722)	—

[1]

Collateral with a value of $604,815, $583,150, $499,815 and $111,929 has been received in connection with securities lending agreements for LifePath® Active 2040 Fund, LifePath® Active 2045 Fund, LifePath® Active 2050 Fund and LifePath® Active 2055 Fund, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as equity risk or interest rate risk. These contracts may be transacted on an exchange.

Financial Futures Contracts: The Funds invest in long and/or short positions in financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

BLACKROCK FUNDS II	OCTOBER 31, 2015	87

Notes to Financial Statements (continued)

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager does not receive any management fees from the Funds for its investment advisory services.

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Class R
Service Fee	0.25%	0.25%
Distribution Fee	—	0.25%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended October 31, 2015, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	$18	$192	$3	$17	$230
LifePath® Active 2020 Fund	$22	$340	$3	$22	$387
LifePath® Active 2025 Fund	$4	$450	$1	$17	$472
LifePath® Active 2030 Fund	$19	$467	$12	$22	$520
LifePath® Active 2035 Fund	$5	$356	$1	$54	$416
LifePath® Active 2040 Fund	$6	$479	$4	$29	$518
LifePath® Active 2045 Fund	$29	$404	$16	$49	$498
LifePath® Active 2050 Fund	$20	$290	$3	$28	$341
LifePath® Active 2055 Fund	$9	$117	$11	$14	$151

Effective January 1, 2015, the Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

88	BLACKROCK FUNDS II	OCTOBER 31, 2015

Notes to Financial Statements (continued)

Prior to January 1, 2015, BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) and the Manager acted as co-administrators for the Funds. For these services, the co-administrators received an administration fee computed daily and payable monthly to each administrator pursuant to separate fee arrangements, based on a percentage of the average daily net assets of each Fund. The combined administration fee, which is shown as administration in the Statements of Operations, was paid at the annual rates below. In addition, each of the share classes was charged an administration fee, which is shown as administration — class specific in the Statements of Operations, based on the following percentages of average daily net assets of each respective class:

Average Daily Net Assets	Administration Fee	Administration Fee — Class Specific
First $500 Million	0.075%	0.025%
$500 Million - $1 Billion	0.065%	0.015%
Greater than $1 Billion	0.055%	0.005%

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows: 1.10% for Institutional; 1.35% for Investor A; 1.00% for Class K and 1.59% for Class R. This agreement will automatically renew on March 1 of each year for an additional year until March 1, 2025, unless terminated earlier by the Board, including a majority of the independent trustees.

In addition, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows: 0.10% for Institutional; 0.35% for Investor A; 0.00% for Class K and 0.59% for Class R. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2016 unless approved by the Board, including a majority of the independent trustees. The contractual waiver or reimbursement excludes expenses allocated from the Master Portfolios in which the Funds invest. Such expenses include, but are not limited to, investment advisory fees charged to the Master Portfolios.

These amounts waived or reimbursed are included in administration fees waived, and shown as administration fees waived — class specific, transfer agent fees waived — class specific, transfer agent fees reimbursed — class specific and expenses reimbursed by the Manager, respectively, in the Statements of Operations. For the year ended October 31, 2015, the amounts shown as administration fees waived were as follows:

LifePath® Active Retirement Fund	$11,219
LifePath® Active 2020 Fund	$17,009
LifePath® Active 2025 Fund	$14,817
LifePath® Active 2030 Fund	$14,466
LifePath® Active 2035 Fund	$10,421
LifePath® Active 2040 Fund	$10,675
LifePath® Active 2045 Fund	$6,640
LifePath® Active 2050 Fund	$6,416
LifePath® Active 2055 Fund	$1,310

BLACKROCK FUNDS II	OCTOBER 31, 2015	89

Notes to Financial Statements (continued)

Class specific waivers or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Class K	Class R	Total
LifePath® Active Retirement Fund	$9	$3,202	$150	$1,388	$4,749
LifePath® Active 2020 Fund	$15	$4,756	$307	$2,345	$7,423
LifePath® Active 2025 Fund	$6	$3,634	$299	$2,483	$6,422
LifePath® Active 2030 Fund	$19	$3,983	$323	$1,960	$6,285
LifePath® Active 2035 Fund	$18	$2,655	$254	$1,611	$4,538
LifePath® Active 2040 Fund	$22	$2,855	$223	$1,554	$4,654
LifePath® Active 2045 Fund	$14	$1,437	$125	$1,297	$2,873
LifePath® Active 2050 Fund	$36	$1,433	$121	$1,212	$2,802
LifePath® Active 2055 Fund	$6	$55	$470	$15	$546

Transfer Agent Fees Waived
LifePath® Active Retirement Fund	$9	$192	$3	$17	$221
LifePath® Active 2020 Fund	$22	$340	$3	$22	$387
LifePath® Active 2025 Fund	—	$450	$1	$17	$468
LifePath® Active 2030 Fund	$18	$467	$12	$22	$519
LifePath® Active 2035 Fund	$4	$356	$1	$54	$415
LifePath® Active 2040 Fund	$6	$479	$4	$29	$518
LifePath® Active 2045 Fund	$27	$404	$16	$48	$495
LifePath® Active 2050 Fund	$20	$289	$3	$28	$340
LifePath® Active 2055 Fund	$6	$117	$10	$5	$138

Transfer Agent Fees Reimbursed
LifePath® Active Retirement Fund	$60	$11,011	$256	$9,420	$20,747
LifePath® Active 2020 Fund	$170	$7,539	$236	$6,279	$14,224
LifePath® Active 2025 Fund	$82	$9,154	$257	$12,093	$21,586
LifePath® Active 2030 Fund	$126	$7,868	$364	$5,691	$14,049
LifePath® Active 2035 Fund	$124	$9,643	$292	$9,654	$19,713
LifePath® Active 2040 Fund	$175	$10,529	$318	$9,170	$20,192
LifePath® Active 2045 Fund	$137	$10,793	$379	$9,266	$20,575
LifePath® Active 2050 Fund	$219	$19,460	$332	$10,943	$30,954
LifePath® Active 2055 Fund	$14	$761	$149	$110	$1,034

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Fund’s investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

90	BLACKROCK FUNDS II	OCTOBER 31, 2015

Notes to Financial Statements (continued)

On October 31, 2015, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring October 31,
	2016	2017
LifePath® Active Retirement Fund
Fund Level	$170,691	$263,885
Institutional	$205	$78
Investor A	$12,033	$14,405
Class K	$381	$409
Class R	$6,058	$10,825
LifePath® Active 2020 Fund
Fund Level	$193,753	$229,845
Institutional	$151	$207
Investor A	$14,468	$12,635
Class K	$532	$546
Class R	$4,977	$8,646
LifePath® Active 2025 Fund
Fund Level	$192,682	$217,841
Institutional	$24	$88
Investor A	$12,094	$13,238
Class K	$428	$557
Class R	$7,545	$14,593
LifePath® Active 2030 Fund
Fund Level	$188,232	$215,626
Institutional	$204	$163
Investor A	$11,068	$12,318
Class K	$621	$699
Class R	$5,984	$7,673
LifePath® Active 2035 Fund
Fund Level	$155,483	$187,901
Institutional	$140	$146
Investor A	$10,029	$12,654
Class K	$476	$547
Class R	$6,293	$11,319
LifePath® Active 2040 Fund
Fund Level	$160,545	$187,426
Institutional	$228	$203
Investor A	$14,913	$13,863
Class K	$486	$545
Class R	$8,964	$10,753
LifePath® Active 2045 Fund
Fund Level	$145,072	$169,821
Institutional	$243	$178
Investor A	$11,260	$12,634
Class K	$529	$520
Class R	$6,065	$10,611
LifePath® Active 2050 Fund
Fund Level	$142,660	$168,511
Institutional	$250	$275
Investor A	$17,110	$21,182
Class K	$432	$456
Class R	$8,749	$12,183
LifePath® Active 2055 Fund
Fund Level	$145,526	$145,344
Institutional	$91	$26
Investor A	$636	$933
Class K	$601	$629
Class R	$290	$130

BLACKROCK FUNDS II	OCTOBER 31, 2015	91

Notes to Financial Statements (continued)

The following Fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on October 31, 2015:

LifePath® Active Retirement Fund
Fund Level	$179,326
Institutional	$198
Investor A	$6,689
Class K	$461
Class R	$8,647
LifePath® Active 2020 Fund
Fund Level	$187,885
Institutional	$200
Investor A	$8,866
Class K	$642
Class R	$5,595
LifePath® Active 2025 Fund
Fund Level	$177,359
Institutional	$169
Investor A	$6,599
Class K	$520
Class R	$6,123
LifePath® Active 2030 Fund
Fund Level	$181,936
Institutional	$224
Investor A	$6,975
Class K	$725
Class R	$8,453
LifePath® Active 2035 Fund
Fund Level	$153,364
Institutional	$172
Investor A	$7,805
Class K	$524
Class R	$6,270
LifePath® Active 2040 Fund
Fund Level	$165,043
Institutional	$247
Investor A	$10,923
Class K	$618
Class R	$10,467
LifePath® Active 2045 Fund
Fund Level	$141,552
Institutional	$240
Investor A	$8,649
Class K	$661
Class R	$7,112
LifePath® Active 2050 Fund
Fund Level	$139,017
Institutional	$224
Investor A	$11,995
Class K	$481
Class R	$10,939
LifePath® Active 2055 Fund
Fund Level	$114,759
Institutional	$55
Investor A	$108
Class K	$442
Class R	$84

92	BLACKROCK FUNDS II	OCTOBER 31, 2015

Notes to Financial Statements (continued)

For the year ended October 31, 2015, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

LifePath® Active Retirement Fund	$642
LifePath® Active 2020 Fund	$939
LifePath® Active 2025 Fund	$961
LifePath® Active 2030 Fund	$422
LifePath® Active 2035 Fund	$1,128
LifePath® Active 2040 Fund	$484
LifePath® Active 2045 Fund	$295
LifePath® Active 2050 Fund	$1,183
LifePath® Active 2055 Fund	$70

For the year ended October 31, 2015, affiliates received CDSCs relating to transactions in LifePath® Active 2030 Fund’s Investor A Shares of $63.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement effective January 1, 2015, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

For the period February 1, 2014 through December 31, 2014, each Fund retained 75% (80% commencing on the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in the calendar year 2014 exceeded a specified threshold and for the remainder of that calendar year) of securities lending income, and this amount retained could never be less than 65% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended October 31, 2015, each Fund paid BIM the following amounts for securities lending agent services:

LifePath® Active Retirement Fund	$1,580
LifePath® Active 2020 Fund	$2,443
LifePath® Active 2025 Fund	$2,296
LifePath® Active 2030 Fund	$2,971
LifePath® Active 2035 Fund	$1,155
LifePath® Active 2040 Fund	$2,325
LifePath® Active 2045 Fund	$2,016
LifePath® Active 2050 Fund	$1,957
LifePath® Active 2055 Fund	$415

The Funds recorded a payment from an affiliate to compensate for foregone securities lending revenue, which is shown as other income — affiliated in the Statements of Operations.

BLACKROCK FUNDS II	OCTOBER 31, 2015	93

Notes to Financial Statements (continued)

During the year ended October 31, 2015, the following Funds received a reimbursement from an affiliate which are included in dividends — affiliated in the Statements of Operations, as a result of investments in certain underlying funds as follows:

LifePath® Active Retirement Fund	$324
LifePath® Active 2020 Fund	$430
LifePath® Active 2025 Fund	$317
LifePath® Active 2030 Fund	$517
LifePath® Active 2035 Fund	$315
LifePath® Active 2040 Fund	$346
LifePath® Active 2045 Fund	$150
LifePath® Active 2050 Fund	$122

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

7. Purchases and Sales:

For the year ended October 31, 2015, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term securities, were as follows:

	Purchases	Sales
LifePath® Active Retirement Fund	$9,418,492	$10,743,865
LifePath® Active 2020 Fund	$16,729,293	$15,171,321
LifePath® Active 2025 Fund	$18,047,222	$16,541,471
LifePath® Active 2030 Fund	$19,909,940	$18,630,016
LifePath® Active 2035 Fund	$19,239,000	$15,077,355
LifePath® Active 2040 Fund	$21,840,006	$19,732,382
LifePath® Active 2045 Fund	$13,307,821	$10,271,791
LifePath® Active 2050 Fund	$13,585,366	$9,562,494
LifePath® Active 2055 Fund	$2,447,445	$1,675,997

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended October 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions, the recognition of partnership income and distributions received from a regulated investment company were reclassified to the following accounts:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
Undistributed net investment income	$ 272,892	$ 325,845	$ 250,650	$ 243,289	$ 147,417
Undistributed net realized gain	$(272,892)	$(325,845)	$(250,650)	$(243,289)	$(147,417)

	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Undistributed net investment income	$ 160,321	$ 91,103	$ 82,366	$ 11,440
Undistributed net realized gain	$(160,321)	$(91,103)	$(82,366)	$(11,440)

94	BLACKROCK FUNDS II	OCTOBER 31, 2015

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
Ordinary income
10/31/15	$ 972,319	$1,039,703	$ 988,501	$ 775,808	$ 417,059
10/31/14	$ 519,556	$ 867,203	$ 718,629	$ 843,611	$ 404,656
Long-term capital gains
10/31/15	1,047,523	1,357,101	1,428,741	1,533,876	857,929
10/31/14	973,420	1,299,673	718,361	1,358,634	771,736
Total
10/31/15	$2,019,842	$2,396,804	$2,417,242	$2,309,684	$1,274,988

10/31/14	$1,492,976	$2,166,876	$1,436,990	$2,202,245	$1,176,392

	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Ordinary income
10/31/15	$ 509,390	$259,097	$219,164	$56,654
10/31/14	$ 516,893	$292,952	$220,632	$71,414
Long-term capital gains
10/31/15	1,380,499	645,286	582,416	164,197
10/31/14	833,899	326,482	262,780	7,440
Total
10/31/15	$1,889,889	$904,383	$801,580	$220,851

10/31/14	$1,350,792	$619,434	$483,412	$ 78,854

As of period end, the tax components of accumulated net earnings were as follows:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
Undistributed ordinary income	$ 395,533	$ 495,571	$ 630,666	$ 514,144	$ 283,121
Undistributed long-term capital gains	638,016	1,301,506	1,507,947	1,810,662	975,920
Net unrealized gains (losses)[1]	(238,040)	(229,858)	(170,408)	130,899	(67,309)
Total	$ 795,509	$1,567,219	$1,968,205	$2,455,705	$1,191,732

	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Undistributed ordinary income	$ 140,456	$159,935	$160,882	$ 47,740
Undistributed long-term capital gains	1,364,896	797,504	690,488	195,138
Net unrealized gains (losses)[1]	14,586	(78,564)	(91,568)	(40,981)
Total	$1,519,938	$878,875	$759,802	$201,897

[1]

The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the timing and recognition of partnership income.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund
Tax cost	$ 23,015,529	$ 36,864,302	$ 31,162,515	$ 29,267,279	$ 21,886,571

Gross unrealized appreciation	$ 2,195,129	$ 3,198,765	$ 2,456,640	$ 2,373,550	$ 1,227,551
Gross unrealized depreciation	(2,433,169)	(3,428,623)	(2,627,048)	(2,242,651)	(1,294,860)

Net unrealized appreciation (depreciation)	$ (238,040)	$ (229,858)	$ (170,408)	$ 130,899	$ (67,309)

BLACKROCK FUNDS II	OCTOBER 31, 2015	95

Notes to Financial Statements (continued)

	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Tax cost	$19,942,832	$14,644,480	$14,242,085	$3,166,285

Gross unrealized appreciation	$1,175,286	$754,770	$719,671	$107,406
Gross unrealized depreciation	(1,160,700)	(833,334)	(811,239)	(148,387)

Net unrealized appreciation (depreciation)	$14,586	$(78,564)	$(91,568)	$(40,981)

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Prior to November 25, 2014, the aggregate commitment amount was $1.1 billion, of which the Participating Funds, including the Funds, could borrow up to $650 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended October 31, 2015, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political or/and social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

96	BLACKROCK FUNDS II	OCTOBER 31, 2015

Notes to Financial Statements (continued)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended October 31, 2015		Year Ended October 31, 2014
LifePath® Active Retirement Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	135,594	$1,424,884	5,866	$66,005
Shares issued in reinvestment of distributions	565	5,881	156	1,684
Shares redeemed	(50,903)	(536,664)	—	—

Net increase	85,256	$894,101	6,022	$67,689

Investor A
Shares sold	264,847	$2,757,100	787,395	$8,698,557
Shares issued in reinvestment of distributions	136,574	1,412,169	97,795	1,047,383
Shares redeemed	(755,897)	(7,865,175)	(674,361)	(7,474,994)

Net increase (decrease)	(354,476)	$(3,695,906)	210,829	$2,270,946

Class K
Shares sold	22,883	$ 239,941	10,711	$119,407
Shares issued in reinvestment of distributions	4,781	49,775	2,983	32,154
Shares redeemed	(8,678)	(90,831)	(5,704)	(64,321)

Net increase	18,986	$ 198,885	7,990	$ 87,240

Class R
Shares sold	233,026	$2,467,505	582,679	$6,472,144
Shares issued in reinvestment of distributions	52,401	542,344	37,417	401,485
Shares redeemed	(217,866)	(2,285,994)	(599,761)	(6,600,902)

Net increase	67,561	$723,855	20,335	$272,727

Total Net Increase (Decrease)	(182,673)	$(1,879,065)	245,176	$2,698,602

LifePath® Active 2020 Fund
Institutional
Shares sold	—	—	12,302	$133,605
Shares issued in reinvestment of distributions	166	$ 1,754	458	4,908
Shares redeemed	(8,609)	(97,266)	(6,009)	(65,631)

Net increase (decrease)	(8,443)	$(95,512)	6,751	$ 72,882

Investor A
Shares sold	568,888	$6,025,987	1,248,651	$13,711,085
Shares issued in reinvestment of distributions	146,540	1,532,807	125,034	1,332,861
Shares redeemed	(829,447)	(8,718,650)	(869,351)	(9,549,496)

Net increase (decrease)	(114,019)	$(1,159,856)	504,334	$5,494,450

Class K
Shares sold	38,865	$ 409,921	41,874	$ 467,937
Shares issued in reinvestment of distributions	6,710	70,651	4,518	48,436
Shares redeemed	(18,170)	(194,710)	(4,657)	(51,408)

Net increase	27,405	$ 285,862	41,735	$ 464,965

BLACKROCK FUNDS II	OCTOBER 31, 2015	97

Notes to Financial Statements (continued)

	Year Ended October 31, 2015		Year Ended October 31, 2014
LifePath Active 2020 Fund (concluded)	Shares	Amount	Shares	Amount
Class R
Shares sold	539,878	$5,715,620	672,215	$7,316,313
Shares issued in reinvestment of distributions	71,839	745,688	67,806	718,071
Shares redeemed	(364,770)	(3,822,434)	(669,339)	(7,316,524)

Net increase	246,947	$2,638,874	70,682	$717,860

Total Net Increase	151,890	$1,669,368	623,502	$6,750,157

LifePath® Active 2025 Fund
Institutional
Shares sold	—	—	33,782	$ 382,627
Shares issued in reinvestment of distributions	2,118	$ 22,622	1,946	21,237
Shares redeemed	(36,869)	(410,024)	(419)	(4,612)

Net increase (decrease)	(34,751)	$ (387,402)	35,309	$ 399,252

Investor A
Shares sold	445,900	$4,747,362	930,747	$10,426,685
Shares issued in reinvestment of distributions	124,886	1,327,532	85,249	926,656
Shares redeemed	(594,868)	(6,307,687)	(1,122,255)	(12,518,235)

Net decrease	(24,082)	$(232,793)	(106,259)	$(1,164,894)

Class K
Shares sold	149,467	$1,580,317	14,911	$ 167,759
Shares issued in reinvestment of distributions	3,791	40,565	1,971	21,540
Shares redeemed	(26,917)	(283,927)	(9,844)	(111,510)

Net increase	126,341	$1,336,955	7,038	$ 77,789

Class R
Shares sold	307,555	$3,283,122	819,804	$9,187,363
Shares issued in reinvestment of distributions	93,280	985,968	40,695	440,320
Shares redeemed	(488,065)	(5,173,095)	(481,250)	(5,363,350)

Net increase (decrease)	(87,230)	$(904,005)	379,249	$4,264,333

Total Net Increase (Decrease)	(19,722)	$(187,245)	315,337	$3,576,480

LifePath® Active 2030 Fund
Institutional
Shares sold	2,830	$ 29,114	8,457	$ 91,635
Shares issued in reinvestment of distributions	652	6,701	378	3,983
Shares redeemed	(4,481)	(45,368)	(2,355)	(25,087)

Net increase (decrease)	(999)	$ (9,553)	6,480	$ 70,531

Investor A
Shares sold	438,253	$4,503,338	748,043	$8,016,254
Shares issued in reinvestment of distributions	145,497	1,484,071	130,422	1,362,913
Shares redeemed	(817,651)	(8,320,750)	(591,166)	(6,333,791)

Net increase (decrease)	(233,901)	$(2,333,341)	287,299	$3,045,376

98	BLACKROCK FUNDS II	OCTOBER 31, 2015

Notes to Financial Statements (continued)

	Year Ended October 31, 2015		Year Ended October 31, 2014
LifePath® Active 2030 Fund (concluded)	Shares	Amount	Shares	Amount
Class K
Shares sold	110,253	$1,122,266	16,340	$177,198
Shares issued in reinvestment of distributions	7,065	72,629	5,757	60,619
Shares redeemed	(48,821)	(520,117)	(9,830)	(107,264)

Net increase	68,497	$674,778	12,267	$130,553

Class R
Shares sold	300,890	$3,046,322	449,022	$4,784,062
Shares issued in reinvestment of distributions	68,055	691,434	61,338	639,143
Shares redeemed	(323,440)	(3,311,591)	(323,255)	(3,481,247)

Net increase	45,505	$426,165	187,105	$1,941,958

Total Net Increase (Decrease)	(120,898)	$(1,241,951)	493,151	$5,188,418

LifePath Active® 2035 Fund
Institutional
Shares sold	447	$ 4,825	6,430	$ 72,495
Shares issued in reinvestment of distributions	73	780	14	149
Shares redeemed	(5,722)	(60,765)	(1)	(8)

Net increase (decrease)	(5,202)	$ (55,160)	6,443	$ 72,636

Investor A
Shares sold	368,032	$3,929,012	793,855	$8,701,419
Shares issued in reinvestment of distributions	67,363	715,396	64,360	686,079
Shares redeemed	(440,016)	(4,609,894)	(530,035)	(5,818,101)

Net increase (decrease)	(4,621)	$34,514	328,180	$3,569,397

Class K
Shares sold	62,814	$ 654,939	20,364	$ 226,683
Shares issued in reinvestment of distributions	4,155	44,459	4,836	51,893
Shares redeemed	(18,396)	(192,907)	(10,593)	(116,448)

Net increase	48,573	$ 506,491	14,607	$ 162,128

Class R
Shares sold	274,442	$2,900,278	577,695	$6,342,702
Shares issued in reinvestment of distributions	45,838	483,590	37,713	399,760
Shares redeemed	(331,298)	(3,458,491)	(317,337)	(3,495,122)

Net increase (decrease)	(11,018)	$(74,623)	298,071	$3,247,340

Total Net Increase	27,732	$411,222	647,301	$7,051,501

LifePath® Active 2040 Fund
Institutional
Shares sold	668	$ 7,185	2,315	$ 26,293
Shares issued in reinvestment of distributions	581	6,181	423	4,638
Shares redeemed	(1,904)	(21,347)	(23)	(252)

Net increase (decrease)	(655)	$ (7,981)	2,715	$ 30,679

BLACKROCK FUNDS II	OCTOBER 31, 2015	99

Notes to Financial Statements (continued)

	Year Ended October 31, 2015		Year Ended October 31, 2014
LifePath® Active 2040 Fund (concluded)	Shares	Amount	Shares	Amount
Investor A
Shares sold	416,855	$ 4,441,689	394,315	$ 4,384,312
Shares issued in reinvestment of distributions	108,549	1,143,020	80,098	871,467
Shares redeemed	(742,495)	(7,606,810)	(357,131)	(3,955,040)

Net increase (decrease)	(217,091)	$(2,022,101)	117,282	$ 1,300,739

Class K
Shares sold	60,229	$ 629,749	42,785	$ 481,704
Shares issued in reinvestment of distributions	5,596	59,481	1,849	20,278
Shares redeemed	(28,077)	(297,310)	(11,920)	(133,589)

Net increase	37,748	$ 391,920	32,714	$ 368,393

Class R
Shares sold	205,878	$ 2,162,098	364,295	$ 4,054,109
Shares issued in reinvestment of distributions	60,901	640,064	38,380	416,809
Shares redeemed	(202,923)	(2,111,358)	(266,928)	(2,973,124)

Net increase	63,856	$ 690,804	135,747	$ 1,497,794

Total Net Increase (Decrease)	(116,142)	$ (947,358)	288,458	$ 3,197,605

LifePath® Active 2045 Fund
Institutional
Shares sold	545	$ 6,346	339	$ 4,054
Shares issued in reinvestment of distributions	259	2,993	267	3,123
Shares redeemed	(422)	(4,816)	(747)	(8,859)

Net increase (decrease)	382	$ 4,523	(141)	$(1,682)

Investor A
Shares sold	203,790	$ 2,336,623	504,252	$ 6,004,261
Shares issued in reinvestment of distributions	38,280	437,157	29,325	339,582
Shares redeemed	(208,401)	(2,362,819)	(416,376)	(4,946,427)

Net increase	33,669	$ 410,961	117,201	$ 1,397,416

Class K
Shares sold	28,480	$ 327,979	22,673	$ 274,130
Shares issued in reinvestment of distributions	2,958	34,247	1,971	23,119
Shares redeemed	(18,669)	(217,446)	(9,870)	(117,946)

Net increase	12,769	$ 144,780	14,774	$ 179,303

Class R
Shares sold	223,003	$ 2,544,432	443,040	$ 5,224,020
Shares issued in reinvestment of distributions	37,036	419,989	20,497	236,139
Shares redeemed	(256,005)	(2,922,308)	(208,785)	(2,448,638)

Net increase	4,034	$ 42,113	254,752	$ 3,011,521

Total Net Increase	50,854	$ 602,377	386,586	$ 4,586,558

100	BLACKROCK FUNDS II	OCTOBER 31, 2015

Notes to Financial Statements (continued)

	Year Ended October 31, 2015		Year Ended October 31, 2014
LifePath® Active 2050 Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	2,480	$ 26,770	3,214	$35,942
Shares issued in reinvestment of distributions	905	9,699	637	6,888
Shares redeemed	(2,945)	(32,011)	(193)	(2,152)

Net increase	440	$ 4,458	3,658	$40,678

Investor A
Shares sold	340,624	$ 3,616,952	510,833	$ 5,617,553
Shares issued in reinvestment of distributions	36,735	389,757	25,878	277,151
Shares redeemed	(313,539)	(3,266,191)	(367,633)	(4,041,135)

Net increase	63,820	$ 740,518	169,078	$ 1,853,569

Class K
Shares sold	32,481	$ 347,440	19,412	$214,251
Shares issued in reinvestment of distributions	3,167	33,954	1,905	20,598
Shares redeemed	(20,822)	(221,621)	(3,647)	(40,589)

Net increase	14,826	$ 159,773	17,670	$194,260

Class R
Shares sold	268,617	$ 2,833,553	430,448	$ 4,715,000
Shares issued in reinvestment of distributions	34,100	360,432	16,128	172,411
Shares redeemed	(269,221)	(2,847,047)	(164,709)	(1,803,727)

Net increase	33,496	$ 346,938	281,867	$ 3,083,684

Total Net Increase	112,582	$ 1,251,687	472,273	$ 5,172,191

LifePath® Active 2055 Fund
Investor A
Shares sold	13,453	$151,062	12,148	$140,748
Shares issued in reinvestment of distributions	1,340	15,037	215	2,475
Shares redeemed	(7,067)	(78,254)	(2,857)	(33,509)

Net increase	7,726	$ 87,845	9,506	$109,714

Class K
Shares sold	9,975	$111,707	—	—
Shares redeemed	(356)	(4,000)	—	—

Net increase	9,619	$107,707	—	—

Class R
Shares sold	40,457	$455,694	1,873	$ 22,295
Shares issued in reinvestment of distributions	362	4,050	—	—
Shares redeemed	(3,924)	(43,609)	(1,181)	(14,332)

Net increase	36,895	$416,135	692	$ 7,963

Total Net Increase	54,240	$611,687	10,198	$117,677

BLACKROCK FUNDS II	OCTOBER 31, 2015	101

Notes to Financial Statements (concluded)

At October 31, 2015, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Shares	LifePath® Active Retirement Fund	LifePath® Active 2020 Fund	LifePath® Active 2025 Fund	LifePath® Active 2030 Fund	LifePath® Active 2035 Fund	LifePath® Active 2040 Fund	LifePath® Active 2045 Fund	LifePath® Active 2050 Fund	LifePath® Active 2055 Fund
Institutional	2,332	2,365	2,463	2,513	2,488	2,515	2,413	2,651	2,500
Investor A	—	—	—	—	—	—	—	—	2,500
Class K	—	—	—	—	—	—	—	—	192,500
Class R	—	—	—	—	—	—	—	—	2,500

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

102	BLACKROCK FUNDS II	OCTOBER 31, 2015

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and Shareholders of BlackRock LifePath® Active Retirement Fund, BlackRock LifePath® Active 2020 Fund, BlackRock LifePath® Active 2025 Fund, BlackRock LifePath® Active 2030 Fund, BlackRock LifePath® Active 2035 Fund, BlackRock LifePath® Active 2040 Fund, BlackRock LifePath® Active 2045 Fund, BlackRock LifePath® Active 2050 Fund and BlackRock LifePath® Active 2055 Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock LifePath® Active Retirement Fund, BlackRock LifePath® Active 2020 Fund, BlackRock LifePath® Active 2025 Fund, BlackRock LifePath® Active 2030 Fund, BlackRock LifePath® Active 2035 Fund, BlackRock LifePath® Active 2040 Fund, BlackRock LifePath® Active 2045 Fund, BlackRock LifePath® Active 2050 Fund and BlackRock LifePath® Active 2055 Fund (nine of the funds constituting BlackRock Funds II, hereafter collectively referred to as the “Funds”) at October 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, the transfer agent of the underlying funds, and brokers, provide a reasonable basis for our opinion. The financial highlights of the Funds for each of the periods ended October 31, 2013 and prior were audited by other auditors whose report dated December 23, 2013 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2015

Important Tax Information (Unaudited)

During the fiscal year ended October 31, 2015, the following information is provided with respect to the ordinary income distributions paid:

	Payable Date	Qualified Dividend Income for Individuals[1]	Distributions Qualifying for the Dividends Received Deduction for Corporations[1]	Federal Obligation Interest[2]	Interest-Related Distributions and Qualified Short-Term Capital Gains for non-U.S. Residents[3]
LifePath® Active Retirement Fund	12/30/14	12.98%	6.64%	6.07%	50.76%
LifePath® Active 2020 Fund	12/30/14	22.96%	10.60%	5.84%	42.48%
LifePath® Active 2025 Fund	12/30/14	25.98%	12.39%	3.89%	41.16%
LifePath® Active 2030 Fund	12/30/14	34.71%	14.66%	3.65%	38.71%
LifePath® Active 2035 Fund	12/30/14	48.74%	19.43%	2.76%	31.75%
LifePath® Active 2040 Fund	12/30/14	46.27%	18.25%	1.67%	35.42%
LifePath® Active 2045 Fund	12/30/14	64.29%	27.80%	—	22.19%
LifePath® Active 2050 Fund	12/30/14	72.70%	32.47%	—	18.66%
LifePath® Active 2055 Fund	12/30/14	67.72%	32.40%	—	26.91%

[1]	The Funds hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the distributions you received is exempt from state income taxes.

[3]	Represents the portion of the taxable ordinary income distributions eligible for exemptions from U.S. withholding tax for nonresident aliens and foreign corporations.

Additionally, the Funds distributed long-term capital gains per share to shareholders of record on December 26, 2014 as follows:

LifePath® Active Retirement Fund	$0.486372
LifePath® Active 2020 Fund	$0.433805
LifePath® Active 2025 Fund	$0.529635
LifePath® Active 2030 Fund	$0.559423
LifePath® Active 2035 Fund	$0.446572
LifePath® Active 2040 Fund	$0.726826
LifePath® Active 2045 Fund	$0.572236
LifePath® Active 2050 Fund	$0.511015
LifePath® Active 2055 Fund	$0.747879

BLACKROCK FUNDS II	OCTOBER 31, 2015	103

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 14, 2015 (the “April Meeting”) and May 12-13, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement” or the “Agreement”) between the Trust, on behalf of BlackRock LifePath® Active Retirement Fund (the “Retirement Fund”), BlackRock LifePath® Active 2020 Fund (the “2020 Fund”), BlackRock LifePath® Active 2025 Fund (the “2025 Fund”), BlackRock LifePath® Active 2030 Fund (the “2030 Fund”), BlackRock LifePath® Active 2035 Fund (the “2035 Fund”), BlackRock LifePath® Active 2040 Fund (the “2040 Fund”), BlackRock LifePath® Active 2045 Fund (the “2045 Fund”), BlackRock LifePath® Active 2050 Fund (the “2050 Fund”) and BlackRock LifePath® Active 2055 Fund (the “2055 Fund”) (each, a “Fund,” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of the Board

On the date of the April and May Meetings, the Board consisted of thirteen individuals, ten of whom were not “interested persons” of each Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). One of the Board Members is a non-management interested Board Member by virtue of his former positions with BlackRock, Inc. and its affiliates. The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) each Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; subadvisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

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Disclosure of Investment Advisory Agreement (continued)

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2016. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide each Fund with the following administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

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Disclosure of Investment Advisory Agreement (continued)

consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-, three- and five-year periods reported, the Retirement Fund ranked in the second quartile, against its Lipper Performance Universe. The Board noted that effective December 31, 2014, the Retirement Fund had undergone a change in its investment strategy, and in that connection had changed its name from LifePath Active 2015 Portfolio to LifePath Active Retirement Fund.

The Board noted that for the one-, three- and five-year periods reported, the 2020 Fund ranked in the third, second and second quartile against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2020 Fund’s underperformance during the one-year period and the Board noted that they will monitor the 2020 Fund’s performance.

The Board noted that for the one-, three- and five-year periods reported, the 2025 Fund ranked in the third, third and second quartiles, respectively, against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2025 Fund’s underperformance during the one- and three-year periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2025 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2025 Fund’s portfolio managers in seeking to do so.

The Board noted that for the one-, three- and five-year periods reported, the 2030 Fund ranked in the fourth, third and second quartiles, respectively, against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2030 Fund’s underperformance during the one- and three-year periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2030 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2030 Fund’s portfolio managers in seeking to do so.

The Board noted that for each of the one-, three- and five-year periods reported, the 2035 Fund ranked in the fourth quartile against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2035 Fund’s underperformance during these periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2035 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2035 Fund’s portfolio managers in seeking to do so.

The Board noted that for the one-, three- and five-year periods reported, the 2040 Fund ranked in the fourth, third and third quartiles, respectively, against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2040 Fund’s underperformance during these periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2040 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2040 Fund’s portfolio managers in seeking to do so.

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Disclosure of Investment Advisory Agreement (continued)

The Board noted that for each of the one-, three- and five-year periods reported, the 2045 Fund ranked in the fourth quartile against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2045 Fund’s underperformance during these periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2045 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2045 Fund’s portfolio managers in seeking to do so.

The Board noted that for the one-, three- and five-year periods reported, the 2050 Fund ranked in the fourth, third and third quartiles, respectively, against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2050 Fund’s underperformance during these periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2050 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2050 Fund’s portfolio managers in seeking to do so.

The Board noted that for the one-year and since-inception periods reported, the 2055 Fund ranked in the fourth and third quartiles, respectively, against its Lipper Performance Universe. The Board and BlackRock reviewed and discussed the reasons for the 2055 Fund’s underperformance during these periods. The Board was informed that, among other things, the primary detractor was the performance of the underlying equity funds.

The Board and BlackRock also discussed BlackRock’s strategy for improving the 2055 Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the 2055 Fund’s portfolio managers in seeking to do so.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board noted that BlackRock does not charge the Funds an advisory fee. The Board reviewed BlackRock’s profitability with respect to other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act Fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

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Disclosure of Investment Advisory Agreement (continued)

The Board noted that BlackRock will not receive any advisory fees from the Retirement Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the Retirement Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the first quartile, respectively, relative to the Retirement Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the Retirement Fund’s total expenses as a percentage of the Retirement Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2020 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2020 Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the first quartile, respectively, relative to the 2020 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2020 Fund’s total expenses as a percentage of the 2020 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2025 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2025 Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the first quartile, respectively, relative to the 2025 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2025 Fund’s total expenses as a percentage of the 2025 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2030 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2030 Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the first quartile, respectively, relative to the 2030 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2030 Fund’s total expenses as a percentage of the 2030 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2035 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2035 Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the first quartile, respectively, relative to the 2035 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2035 Fund’s total expenses as a percentage of the 2035 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2040 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2040 Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the first quartile, respectively, relative to the 2040 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2040 Fund’s total expenses as a percentage of the 2040 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2045 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2045 Fund’s contractual management fee rate ranked first out of four funds, and that the actual management fee rate and total expense ratio ranked first out of four funds and in the first quartile, respectively, relative to the 2045 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2045 Fund’s total expenses as a percentage of the 2045 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2050 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2050 Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the 2050 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2050 Fund’s total expenses as a percentage of the 2050 Fund’s average daily net assets on a class-by-class basis.

The Board noted that BlackRock will not receive any advisory fees from the 2055 Fund for its investment advisory service, and that the varying fee structure for fund of funds can limit the value of management fee comparisons. The Board also noted that the 2055 Fund’s contractual management fee rate ranked first out of three funds, and that the actual management fee rate and total expense ratio ranked first out of three funds and in the first quartile, respectively, relative to the 2055 Fund’s Expense Peers. The Board further noted that BlackRock has contractually agreed to a cap on the 2055 Fund’s total expenses as a percentage of the 2055 Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to

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Disclosure of Investment Advisory Agreement (concluded)

participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that a Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

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Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2]
Robert M. Hernandez 1944	Chair of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, TE Connectivity (electronics) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	ACE Limited (insurance company); Eastman Chemical Company.
Fred G. Weiss 1941	Vice Chair of the Board and Trustee	Since 2007	Managing Director, FGW Consultancy LLC (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International plc (medical technology commercial-ization company) from 2001 to 2007.	28 RICs consisting of 98 Portfolios	Allergen plc (pharmaceuticals)
James H. Bodurtha 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	28 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	28 RICs consisting of 98 Portfolios	None
Valerie G. Brown 1956	Trustee	Since 2015	Chief Executive Officer and Director, Cetera Financial Group (broker-dealer and registered investment adviser services) from 2010 to 2014; Director and Vice Chairman of the Board, Financial Services Institute (trade organization) from 2009 to 2014; Director and Committee Chair, Securities Industry and Financial Markets Association (trade organization) from 2006 to 2014.	28 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.	28 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecom- munications); Global Specialty Metallurgical; UPS Corporation (delivery service)
Kenneth A. Froot 1957	Trustee	Since 2007	Professor, Harvard University from 1993 to 2012.	28 RICs consisting of 98 Portfolios	None
John F. O’Brien 1943	Trustee	Since 2007	Chairman, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009.	28 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

110	BLACKROCK FUNDS II	OCTOBER 31, 2015

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[2] (concluded)
Donald C. Opartny 1952	Trustee	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) since 2010; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	28 RICs consisting of 98 Portfolios	None
Roberta Cooper Ramo 1942	Trustee	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 1999; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit), since 2013.	28 RICs consisting of 98 Portfolios	None
David H. Walsh 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, The American Museum of Fly Fishing since 1997.	28 RICs consisting of 98 Portfolios	None

[1]    The address of each Trustee and Officer is c/o BlackRock, Inc.,55 East 52nd Street, New York, NY 10055.

[2]    Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute. In no event may an Independent Trustee hold office beyond December 31 of the year in which he or she turns 75.

[3]    Date shown is the earliest date a person has served for the Trust. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Trustees as joining the Trust’s board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

Interested Trustees[4]
Robert Fairbairn 1965	Trustee	Since 2015	Senior Managing Director of BlackRock since 2010; Global Head of BlackRock’s Retail and iShares businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	28 RICs consisting of 98 Portfolios	None
Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock from 2007 to 2008; Managing Director, BlackRock from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	28 RICs consisting of 98 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	2015 to present (Trustee); 2010 to present (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 334 Portfolios	None

[4]    Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Gabbay may be deemed an “interested person” of the Trust based on his former positions with BlackRock and its affiliates. Mr. Gabbay does not currently serve as an officer or employee of BlackRock or its affiliates or own any securities of BlackRock or The PNC Financial Services Group, Inc. Mr. Gabbay is a non-management Interested Trustee. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which they turn 72. Officers of the Trust serve at the pleasure of the Board.

BLACKROCK FUNDS II	OCTOBER 31, 2015	111

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	2015 to present (Trustee); 2010 to present (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.

[1]    The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Officers and Trustees is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019

112	BLACKROCK FUNDS II	OCTOBER 31, 2015

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	OCTOBER 31, 2015	113

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

114	BLACKROCK FUNDS II	OCTOBER 31, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

LifeActive-10/15-AR

Item 2	–	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3	–	Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez
Fred G. Weiss
Stuart E. Eizenstat
Bruce R. Bond

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4	–	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) and Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Active Retirement Fund	$15,000	$15,000	$0	$0	$15,000	$12,850	$0	$0
BlackRock LifePath® Active 2020 Fund	$15,000	$15,000	$0	$0	$15,000	$12,850	$0	$0
BlackRock LifePath® Active 2025 Fund	$15,000	$15,000	$0	$0	$15,000	$12,850	$0	$0
BlackRock LifePath® Active 2030 Fund	$15,000	$15,000	$0	$0	$15,000	$12,850	$0	$0
BlackRock LifePath® Active 2035 Fund	$15,000	$15,000	$0	$0	$15,000	$12,850	$0	$0
BlackRock LifePath® Active 2040 Fund	$15,000	$15,000	$0	$0	$15,000	$12,850	$0	$0
BlackRock LifePath® Active 2045 Fund	$15,000	$15,000	$0	$0	$15,000	$12,850	$0	$0
BlackRock LifePath® Active 2050 Fund	$15,000	$15,000	$0	$0	$15,000	$12,850	$0	$0
BlackRock LifePath® Active 2055 Fund	$13,500	$13,500	$0	$0	$15,000	$12,850	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$690,797	$602,463
(c) Tax Fees[2]	$11,821,636	$12,495,765
(d) All Other Fees[3]	$404,124	$558,341

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock LifePath® Active Retirement Fund	$15,000	$12,850
BlackRock LifePath® Active 2020 Fund	$15,000	$12,850
BlackRock LifePath® Active 2025 Fund	$15,000	$12,850
BlackRock LifePath® Active 2030 Fund	$15,000	$12,850
BlackRock LifePath® Active 2035 Fund	$15,000	$12,850
BlackRock LifePath® Active 2040 Fund	$15,000	$12,850
BlackRock LifePath® Active 2045 Fund	$15,000	$12,850
BlackRock LifePath® Active 2050 Fund	$15,000	$12,850
BlackRock LifePath® Active 2055 Fund	$15,000	$12,850

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	January 4, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	January 4, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	January 4, 2016